UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-215169
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 7	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21697
Amendment No. 148	☑
(Check appropriate box or boxes.)
Nationwide VL Separate Account-G

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President, Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b)
□ on (date) pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
☑ on May 1, 2021 pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide® Variable Universal Life Protector
Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable life insurance policies are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days. Upon cancellation, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted. For more information, see Right to Cancel (Examination Right).
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
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Glossary
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initial set at $10 for each Sub-Account.
Additional Term Insurance Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the fixed interest options.
CI Accelerated Death Benefit Payment – The actual net benefit amount Nationwide will pay if the requirements of the Accelerated Death Benefit for Chronic Illness Rider are met. It is equal to a CI Unadjusted Accelerated Death Benefit Payment reduced by applicable charges and adjustments.
CI Eligible Specified Amount – The Base Policy Specified Amount in effect on each respective chronic illness benefit payment date, excluding any Additional Term Insurance Rider Specified Amount and accidental death benefits, after: 1) the death benefit option has been changed to Death Benefit Option 1 (level), if applicable, on the first chronic illness benefit payment date; 2) subtracting any reductions to the Base Policy Specified Amount for benefit payments from any other Riders that accelerate the Death Benefit on the same date and any portion of the Base Policy’s Specified Amount scheduled to terminate in twelve months or less; and 3) adding the dollar amount of any reductions to the Base Policy’s Specified Amount resulting from the payment of all prior CI Accelerated Death Benefit Payments.
CI Proportional Reduction Percentage – The dollar amount of the Base Policy Specified Amount after reduction on a chronic illness benefit payment date divided by the dollar amount of the Base Policy Specified Amount immediately prior to reduction on a chronic illness benefit payment date.
CI Unadjusted Payment Amount – A dollar amount elected by the Policy owner, subject to the CI Eligible Specified Amount and the limitations described in the Accelerated Death Benefit for Chronic Illness Rider, used to calculate CI Accelerated Death Benefit Payments and associated Base Policy Specified Amount reductions. The minimum and maximum CI Unadjusted Accelerated Death Benefit Payment available on a benefit payment date is described in the Rider and Policy Specification Pages.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium – is an amount used in the calculation of the percent of premium charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
CRI Accelerated Death Benefit Payment – The actual net benefit amount Nationwide will pay if the requirements of the Accelerated Death Benefit for Critical Illness Rider are met. It is equal to a CRI Unadjusted Payment Amount reduced by applicable charges and adjustments.
CRI Eligible Specified Amount – The Base Policy Specified Amount in effect on each respective critical illness benefit payment date, excluding any Additional Term Insurance Rider Specified Amount and accidental death benefits, after: 1) the death benefit option has been changed to Death Benefit Option 1 (level) on the first critical illness benefit payment date, if applicable; 2) subtracting any reductions to the Base Policy Specified Amount for benefit payments from the Accelerated Death Benefit for Terminal Illness Rider on the same date, the total of any benefit payments from the Long-Term Care Rider II, and any portion of the Base Policy’s Specified Amount scheduled to terminate in twelve months or less; and 3) adding the dollar amount of any reductions to the Base Policy’s Specified Amount resulting from the payment of all prior CRI Accelerated Death Benefit Payments.
CRI Proportional Reduction Percentage – The dollar amount of the Base Policy Specified Amount after reduction on a critical illness benefit payment date divided by the dollar amount of the Base Policy Specified Amount immediately prior to reduction on a critical illness benefit payment date.
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CRI Unadjusted Payment Amount – A dollar amount elected by the Policy owner, subject to the CRI Eligible Specified Amount and the limitations described in the Accelerated Death Benefit for Critical Illness Rider, used to calculate CRI Accelerated Death Benefit Payments and associated Base Policy Specified Amount reductions. The minimum and maximum CRI Unadjusted Accelerated Death Benefit Payment available on a benefit payment date is described in the Rider and Policy Specification Pages.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, adjustments or reductions under the Long-Term Care Rider II, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted as described in How Monthly Charges are Deducted. The Long-Term Fixed Account, indexed interest strategies, and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Index Segment(s) – A division of an indexed interest strategy created by the allocation of Net Premium and/or allocation or transfer of Cash Value to an indexed interest strategy on a Sweep Date.
Index Segment Maturity Date – The scheduled end date of an Index Segment term.
Index Segment Maturity Value - The Cash Value of an Index Segment on its Index Segment Maturity Date, including any Index Segment Interest credited.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider benefit amount adjusted for any post issue increases and decreases.
Long-Term Fixed Account – An investment option that is funded by Nationwide’s general account.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Pending Sweep Transaction – Cash Value being held in the Fixed Account, including attributable accrued interest, pending application to an indexed interest strategy on the next applicable Sweep Date.
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Policy Date – The date the policy takes effect as shown in the Policy Specification Pages. Policy years, months, and anniversaries are measured from this date.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Policy Specification Page(s) – The Policy Specification Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Specification Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Premium – Amount(s) paid to purchase and maintain the policy.
Percent of Premium Charge – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Specification Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Sweep Date(s) – The dates on which allocated Net Premium and/or transferred Cash Value are applied to an indexed interest strategy to create a new Index Segment.
TI Accelerated Death Benefit Payment – The actual benefit amount that will be paid under the Accelerated Death Benefit for Terminal Illness Rider if the eligibility and conditions for payment are met. The benefit amount paid is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.
TI Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount elected multiplied by the Base Policy Specified Amount, when a payment is requested under the Accelerated Death Benefit for Terminal Illness Rider. Policy owners do not receive the unadjusted amount because it does not include risk charges and adjustments made due to the premature payment of the Base Policy Specified Amount.
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Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
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6

Table of Contents (continued)
7

Key Information Table
Important Information You Should Consider About the Policy
FEES AND EXPENSES
Charges for Early Withdrawals	Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $45.29 per $1,000 of Specified Amount. For example, for a policy with a $100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,529.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.
Transaction Charges	The policy owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Capped Indexed Interest Strategy Charge – Assessed upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
See Standard Policy Charges.
Ongoing Fees and Expenses (periodic charges)	In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (see Standard Policy Charges and Policy Riders and Rider Charges). Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.
A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.15% [1]	9.20% [1]

RISKS
Risk of Loss	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Risks Associated with Investment Options (the Subaccounts and the general account options)	• Investment in this policy is subject to the risk of poor investment performance of ]the investment options chosen by the policy owner.
•  Each investment option and each general account option will have its own unique risks.
• Review the prospectuses for the underlying mutual funds before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
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RISKS
Policy Lapse	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.

For more information, see Principal Risks and Lapse.
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the policy See Addition, Deletion, or Substitution of Mutual Funds.
Optional Benefits	• Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.
•  Certain optional benefits limit or restrict the investment options available for investment.
•  Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already in force.
For more information, see Policy Riders and Rider Charges.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
• Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. Partial and full surrenders from the policy may be subject to taxes, may be taxed as ordinary income, and may be subject to a tax penalty.
For more information, see Taxes.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional to recommend this policy over another investment (see A Note on Charges).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy after determining, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy in Taxes).
1
As a percentage of underlying mutual fund assets.
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Overview of the Policy
Purpose
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Premiums
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Net Premium, loan repayments, and Cash Value may be allocated among general account options and/or variable investment options available in the policy.
The policy currently offers two types of general account options, fixed interest options and indexed interest options, see Risk of Allocating Cash Value to the General Account Options. As general account options, amounts credited to these investment options are dependent on Nationwide’s financial strength and claims paying ability.
The policy currently offers two types of general account options, fixed interest options and indexed interest options, see Risk of Allocating Cash Value to the General Account Options. As general account options, amounts credited to these investment options are dependent on Nationwide’s financial strength and claims paying ability.
The fixed interest options offered under the policy are the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an effective annual rate, see Fixed Interest Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Interest Options Transfers.
The indexed interest options offered under the policy use the change in value of reference indexes as factors in the calculation of interest credited to Index Segments. Interest is calculated and applied on Index Segment Maturity Dates; however, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for:
•	full and partial surrenders;
•	policy and Rider charge deductions; or
•	policy loans, including due and unpaid policy loan interest charged.
See Indexed Interest Options.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Policy.
Payment of insufficient Premium may cause the policy to Lapse.
Policy Features
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
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Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
For additional information, see Standard Death Benefit Options.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in the Guaranteed Policy Continuation provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Transfer Requests
Policy owners may request to transfer allocations between the fixed interest options and Sub-Accounts daily. Policy owners may request to transfer allocations to the indexed interest options daily that will create one or more Index Segments on the Sweep Date coinciding with or next following the date of the transfer request, see How Index Segments Work. Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
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Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider II
•	Overloan Lapse Protection Rider
•	Children's Term Insurance Rider
•	Long-Term Care Rider II
•	Long-Term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit for Terminal Illness Rider
•	Accelerated Death Benefit for Chronic Illness Rider
•	Accelerated Death Benefit for Critical Illness Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	Extended No-Lapse Guarantee Rider
For additional information, see Policy Riders and Rider Charges.
Fee Table
The following tables describe the fees and expenses that a policy owner will pay when buying, owning, and surrendering or making partial surrenders from the policy. Please refer to the Policy Specifications Pages of your policy for information about the specific fees you will pay based on the options you have elected.
The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. Except where noted, charges are deducted from the policy's Cash Value as described in How Monthly Charges are Deducted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment	Maximum: $100 per $1,000 of Premium	Currently: $60 per $1,000 of Premium
Capped Indexed Interest Strategy Charge[2]	Upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate	Maximum: 2.00% of Cash Value applied to create an Index Segment	Currently: 0.50% of Cash Value applied to create an Index Segment
Service Fee[3]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
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Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge4†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $45.29 per $1,000 of Specified Amount	Minimum: $0.87 per $1,000 of Specified Amount
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000; Death Benefit Option 1; and a complete surrender of the policy in the first year	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$17.93 per $1,000 of Specified Amount from the policy's Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[1]	The maximum Percent of Premium Charge shown is the guaranteed maximum rate that may be charged in any policy year, see Percent of Premium Charge.
[2]	Capped Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.
[3]	The policy owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[4]	For policies issued prior to May 1, 2021, the maximum Surrender Charge is $44.53. The maximum Surrender Charge calculation assumes: the Insured is a female; issue age 61; tobacco; and a full surrender is taken during the first four policy years. The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 0; non-tobacco; and a full surrender is taken during the 10th policy year, see Surrender Charges.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Base Contract Charges (Periodic Charges)
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge1†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge[3]	Monthly	Maximum: $0.42 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years	Currently: $0.00 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
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Base Contract Charges (Periodic Charges)
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Per $1,000 of Specified Amount Charge4 †	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.10 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.17 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually and at the time of certain events and transactions	Maximum: 4.50% of outstanding policy loan	Currently: 4.50% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 85; policy year 35; standard tobacco; and any Total Specified Amount. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is either male or female; Attained Age 121; any underwriting classification; any Total Specified Amount; and any policy year on or after the policy anniversary the Insured reached Attained Age 121. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
[3]	The maximum Percent of Sub-Account Value Charge represents the maximum amount that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts.
[4]	The maximum Per $1,000 of Specified Amount Charge calculation assumes: any policy year; male; issue age 85; any Total Specified Amount; and any Death Benefit Option is in effect. The minimum charge calculation assumes: policy years 1-15; female; non-tobacco preferred plus; Issue Age 35; Total Specified Amount of $5,000,000 or more; and Death Benefit Option 1 is in effect.
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The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Optional Benefit Charges (Rider Charges)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider II Charge1†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Rider Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Rider Specified Amount
Representative: an Attained Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Long-Term Care Rider Charge2†	Monthly	Maximum: $12.90 per $1,000 of Long-Term Care Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Long-Term Care Rider Net Amount At Risk
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Optional Benefit Charges (Rider Charges)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Long-Term Care Rider Net Amount At Risk
Spouse Life Insurance Rider Charge3†	Monthly	Maximum: $10.23 per $1,000 of Spouse Life Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Spouse Life Insurance Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge4†	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit Rider Specified Amount	Minimum: $0.05 per $1,000 of Accidental Death Benefit Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Waiver of Monthly Deductions Rider Charge5†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge6†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Extended No-Lapse Guarantee Rider Charge[7]	Monthly	Maximum:
		400% of the sum of the guaranteed maximum cost of insurance charge for the policy, and Additional Term Insurance Rider if elected, plus the guaranteed maximum charges for all other In Force Riders	Minimum: 5% of the sum of the current cost of insurance charge for the policy, and Additional Term Insurance Rider if elected, plus the current charges for all other In Force Riders
Representative: an Issue Age
35 male in the first policy year, preferred non-tobacco with a Total Specified Amount of $500,000, Death Benefit Option 1, a maximum Attained Age election of 90, and no other Riders are attached to the policy.	Monthly	44.50% of the sum of the current cost of insurance charge for the policy, and Additional Term Insurance Rider if elected, plus the current charges for all other In Force Riders
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Optional Benefit Charges (Rider Charges)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Additional Term Insurance Rider Charges†
Additional Term Insurance Cost of Insurance Charge[8]	Monthly	Maximum: $83.34 per $1,000 of Additional Term Insurance Rider Death Benefit	Minimum: $0.01 per $1,000 of Additional Term Insurance Rider Death Benefit
Representative: an Issue Age 35 male, in the first policy year; preferred non-tobacco with an Additional Term Insurance Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.01 per $1,000 of Additional Term Insurance Rider Death Benefit
Per $1,000 of Additional Term Insurance Rider Specified Amount Charge[9]	Monthly	Maximum: $3.14 per $1,000 of Additional Term Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Additional Term Insurance Rider Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non-tobacco with a Additional Term Insurance Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.19 per $1,000 of Additional Term Insurance Rider Specified Amount
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $47.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit for Terminal Illness Rider Charge10†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of Cash Value
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Optional Benefit Charges (Rider Charges)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Accelerated Death Benefit for Chronic Illness Rider Charge†
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge†
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[1]	The maximum Long-Term Care Rider II charge assumes: the Insured is a female; Issue Age 80, single non-tobacco; and elected benefit percentage of 4% of the Long-Term Care Specified Amount. The minimum charge assumes: the Insured is either male or female and is Attained Age 100; and any underwriting classification.
[2]	The maximum Long-Term Care Rider Charge assumes: the Insured is a female; Attained Age 99; standard tobacco; with a Substandard Rating table E. The minimum charge assumes: the Insured is either male or female and is Attained Age 100; and any underwriting classification.
[3]	The maximum Spouse Life Insurance Rider Charge assumes: the Rider’s insured is a male; Attained Age 69, standard tobacco, with a Substandard Rating table F, a flat extra charge of $1.25 per $1,000 per month, and a Spouse Life Insurance Rider Specified Amount of $25,000. The minimum charge assumes: the Rider’s insured is female, Attained Age 21, standard non-tobacco, no Substandard Rating or Flat Extra Charge; and a Spouse Life Insurance Rider Specified Amount of $100,000.
[4]	The maximum Accidental Death Benefit Rider Charge assumes: the Insured is Attained Age 69 with a Substandard Rating of table P. The minimum charge assumes: the Insured is Attained Age 5 with no Substandard Rating.
[5]	The maximum Waiver of Monthly Deductions Rider Charge assumes: the Insured is Attained Age 59 with a Substandard Rating of table H. The minimum charge assumes: the Insured is male; Attained Age 18; with no Substandard Rating.
[6]	The maximum Premium Waiver Rider Charge assumes: monthly Premium payments of $1,000; the Insured is female; Attained Age 64; with a Substandard Rating of table H. The minimum charge assumes: monthly Premium payments of $1,000; the Insured is male; Attained Age 18; and any underwriting classification.
[7]	The maximum Extended No-Lapse Guarantee Rider charge rate applies to all policies. The minimum charge assumes the Insured is Issue Age 70, male, tobacco, with no Substandard Rating. Other sets of assumptions may also produce the minimum charge.
[8]	The monthly Additional Term Insurance Rider cost of insurance charge is a product of the Rider's monthly cost of insurance rate and the Rider death benefit. The maximum charge assumes: the Insured is either male or female and Attained Age 119; policy year 75; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount. The minimum charge assumes: the Insured is female; issue age 4; policy year 1; Total Specified Amount of at least $5,000,000 or more; and Death Benefit Option 1 is in effect.
[9]	The maximum Per $1,000 of Additional Term Insurance Rider Specified Amount charge calculation assumes: any policy year; male; issue age 85; any Total Specified Amount; and any Death Benefit Option is in effect. The minimum charge calculation assumes: policy years 1-15; female; non-tobacco preferred plus; Issue Age 35; Total Specified Amount of $5,000,000 or more; and Death Benefit Option 1 is in effect.
[10]	The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment. The maximum Accelerated Death Benefit for Terminal Illness Rider Charge assumes: an interest rate discount of 15%; a risk charge of 5%; and a one year life expectancy for the Insured. The minimum charge assumes: an interest rate discount of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to three months.
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The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy. Including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.15%	9.20%
Principal Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience,morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals
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and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Allocating Cash Value to the General Account Options
Interest credited to, and availability of, Cash Value allocated to the general account options(the Fixed Account, Long-Term Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the guaranteed minimum interest crediting rates.
Additionally, the policy owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options.
Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
General Account Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Transfers for details about restrictions that apply to transfers to and from the fixed interest options. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment
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contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contracts. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the
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underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Nationwide Life and Annuity Insurance Company
The policy is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.
Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
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•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
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Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the general account options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Policy. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day

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•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
General Account Options
There are two types of general account options under this policy: the fixed interest options and the indexed interest options. Nationwide's obligations under the fixed interest options and indexed interest options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts, and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed interest options. For the indexed interest options, Nationwide bears the investment risk of guaranteeing the minimum participation rate, cap rate, and floor rate, see Indexed Interest Strategies Interest Crediting.
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Note: Interest credited to the general account options on a current basis in excess of the guaranteed minimums is not guaranteed. Nationwide may offer promotional rates for new issues and/or In Force policies that may not be sustainable for long periods of time. In addition, interest credited on a non-guaranteed basis varies over time, is rarely the same year-over-year, and may be limited to the guaranteed minimum for extended periods of time.
Because of exemptive and exclusionary provisions, interests in the general account options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Disclosure regarding the general account options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Fixed Interest Options
There are currently two fixed interest options available under the policy: the Fixed Account and the Long-Term Fixed Account.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Net Premium allocated and/or Cash Value transferred to the fixed interest options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
The effective annual rate Nationwide declares for the fixed interest options will never be less than 1.00%. Contact the Service Center for information regarding current fixed interest option interest crediting rates, see Contacting the Service Center.
Interest Crediting on Long-Term Fixed Account
Nationwide anticipates that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate. Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations, see Premium Payments, Partial Surrenders, and Fixed Interest Options Transfers. However, longer investment durations may not always produce higher returns. Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate. The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.
Interest Crediting Risks for Fixed Interest Options
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed minimum interest crediting rate for the fixed interest options. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Cash Value transfers. Interest credited to the fixed interest options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Restrictions on Transfers to and from the Fixed Interest Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed interest options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed interest options, see Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options.
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Indexed Interest Options
Nationwide believes that the indexed interest options are in substantial compliance with the conditions set forth in Section 989J(a) (1) – (3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and, therefore, qualify for an exemption from registration under the federal securities laws. As Nationwide general account options, the values of the indexed interest options do not vary according to the performance of a separate account. In addition, the products in which the indexed interest options are offered satisfy standard non-forfeiture laws applicable to life insurance. Accordingly, Nationwide has a reasonable basis for concluding that the indexed interest options provide sufficient guarantees of principal and interest through Nationwide’s General Account to qualify for the exclusion from the Securities Act of 1933 provided by Section 3(a)(8).
There are currently three indexed interest options ("indexed interest strategies") available under the policy.
•	The One Year Multi-Index Monthly Average Indexed Interest Strategy uses three indexes, the S&P 500®, The Dow Jones Industrial Average℠, and the NASDAQ-100®. Interest is calculated using a weighted blend of the monthly average performance of these three indices over a one year period.
•	The One Year S&P 500® Point-to-Point Indexed Interest Strategy and the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy use one index, the S&P 500®. Interest is calculated using the performance of the S&P 500® over a one year period.
There is a charge associated with the indexed interest strategies that use a cap rate to calculate interest, see Capped Indexed Interest Strategy Charge.
Indexed Interest Strategies Interest Crediting
The indexed interest strategies use the change in value of designated market indexes ("reference index performance"), and other factors, to calculate interest for Index Segments. The Cash Value in the indexed interest strategies is not actually invested in the stock market or any securities, and does not participate in dividends. Interest credited to the indexed interest strategies will be paid from Nationwide’s general account and will be subject to Nationwide’s financial strength and claims paying ability.
If reference index performance is favorable, the indexed interest strategies offer the potential for greater interest crediting than the fixed interest options. If reference index performance is unfavorable or negative, the indexed interest strategies may credit less than the fixed interest options.
The factors used to calculate Index Segment interest are:
•	The reference index performance from the Sweep Date on which an Index Segment is created to that Index Segment’s maturity date. Each indexed interest strategy has its own method of calculating reference index performance for the Index Segments.
•	One of the following:
❍	a cap rate that is the maximum interest that will be credited to an Index Segment even if reference index performance is greater; or
❍	a spread rate that is the maximum amount by which reference index performance will be reduced, after application of the participation rate, in determining interest credited to an Index Segment.
•	A participation rate that is the percentage of positive reference index performance used up to the cap rate or reduced by the spread rate, as applicable.
•	A floor rate that is the minimum interest that will be credited even if the result of the interest calculation would otherwise be less.
Comparison of Spread Rate versus Cap Rate Versions of Indexed Interest Strategies
Cap rates are used to manage the risk Nationwide assumes in guaranteeing indexed interest calculation components in advance and the cost of purchasing financial instruments to support the guarantees. Assessing a capped indexed interest strategy charge when an Index Segment is created allows the cap rate to be set higher than it would be if no charge was assessed. Spread rates are an alternative approach to managing the risk and cost of guaranteeing indexed interest calculation components.
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When reference index performance is higher, the capped version of an indexed interest strategy may limit credited interest when compared to the uncapped version of an indexed interest strategy. When reference index performance is low to moderate, the spread rate of an uncapped version of an indexed interest strategy may limit credited interest when compared to the capped version of an indexed interest strategy.
How the One Year S&P 500® Point-to-Point Indexed Interest Strategy and One Year uncapped S&P 500® Point-to-Point Indexed Interest Strategy perform in different hypothetical scenarios using the participation, floor and cap or floor rates shown:
Hypothetical Reference Index Performance	One Year S&P 500® Point-to-Point Indexed Interest Strategy Cap Rate: 10% Participation Rate: 100% Floor Rate: 1.00%	One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy Spread Rate: 4.50% Participation Rate: 100% Floor Rate: 0.25%
-4%	1%	0.25%
6%	6%	1.50%
8%	8%	3.50%
15%	10%	10.50%
32%	10%	27.5%
Based on the assumptions shown, performs best when reference index increases approximately:	0% to 14.50%	14.50% and up
For details regarding the available indexed interest strategies and how Index Segment interest is calculated see Appendix C: Indexed Interest Strategies.
How Index Segments Work
Index Segments are created on Sweep Dates by the allocation of Net Premium, loan repayments, and/or transfer of Cash Value to an indexed interest strategy. Amounts allocated or transferred to an indexed interest strategy are held in the Fixed Account as Pending Sweep Transactions until an applicable Sweep Date, see Indexed Interest Options Transfers and Indexed Interest Options Allocations. Sweep Date frequency may be different for each indexed interest strategy and is subject to change. Nationwide guarantees that Sweep Dates will be offered at least quarterly. Contact the Service Center for information regarding current Sweep Date frequencies, see Contacting the Service Center.
Each Index Segment will have current participation, cap or spread, and floor rates declared at the time an Index Segment is created. Current participation, cap or spread, and floor rates for new Index Segments may vary based on market conditions and the costs associated with guaranteeing the current rates for an Index Segment, but will never be less than the minimum rates stated in the Policy Specification Pages. Once established for an Index Segment, the current participation, cap or spread, and floor rates are guaranteed for the duration of the Index Segment. Contact the Service Center for information regarding current participation, cap or spread, and floor rates, see Contacting the Service Center.
On Index Segment Maturity Dates, reference index performance and interest crediting rates are calculated for the Index Segments. Any resulting interest is then applied to the Index Segment Maturity Value. See Indexed Interest Options Transfers for information regarding reallocation or transfer of the Index Segment Maturity Value.
Interest Crediting Risks for the Indexed Interest Strategies
The policy owner assumes the risk that interest credited to an Index Segment may not exceed the guaranteed minimum floor rate due to unfavorable reference index performance. The policy owner also assumes the risk that interest credited to the indexed interest options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Additionally, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for full and partial surrenders, policy and Rider charge deductions, for policy loans including due and unpaid policy loan interest charged.
Order of Processing from the Indexed Interest Strategies
When policy and Rider charges, partial surrenders, loans and loan interest are deducted from the indexed interest strategies, they will be deducted in the following order:
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(1)	from the Index Segment Maturity Value of any Index Segments of the One Year S&P 500® Point-to-Point Indexed Interest Strategy until exhausted, then
(2)	from the Index Segment Maturity Value of any Index Segments of the One Year Multi-Index Monthly Average Indexed Interest Strategy until exhausted; then
(3)	from the Index Segment Maturity Value of any Index Segments of the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy until exhausted, then
(4)	from any unmatured Index Segments of the One Year S&P 500® Point-to-Point Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted; then
(5)	from any unmatured Index Segments of the One Year Multi-Index Monthly Average Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted; then
(6)	from any unmatured Index Segments of the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted.
Transfers to and from the Indexed Interest Strategies
Prior to the policy's Maturity Date, the policy owner may make transfers into the indexed interest strategies. These transfers will be in dollars. Requested transfers out of the indexed interest strategies are only permitted on Index Segment Maturity Dates. See Indexed Interest Options Transfers for details about transfers to and from the indexed interest options.
Availability of the Indexed Interest Strategies
Nationwide reserves the right to add one or more indexed interest strategies. Nationwide may also close one or more of the indexed interest strategies to new allocations and transfers. Any existing Index Segments in a closed indexed interest strategy will be permitted to continue until the end of the applicable Index Segment term. Before an indexed interest strategy is closed, Nationwide will provide the policy owner and any assignee with written notice.
If an indexed interest strategy becomes unavailable, any Index Segments Maturity Value that would otherwise be applied to the unavailable indexed interest strategy, will be held in a money market Sub-Account until new written instructions to transfer to another investment option are received from the policy owner.
Discontinuance or Substitution of Reference Indexes
Nationwide may discontinue or substitute a reference index used in an indexed interest strategy if the reference index is no longer published, if the licensing agreement is not renewed by Nationwide or the licensor, or the calculation of the reference index substantially changes. If a reference index is replaced, Nationwide will select a replacement in its sole discretion. Where an indexed interest strategy uses more than one reference index, Nationwide may adjust the method of calculating Index Segment interest, rather than substituting a comparable index. In the event that Nationwide replaces any of the reference indexes or adjusts the method of calculating Index Segment interest for an indexed interest strategy, Nationwide will provide the policy owner and any assignee with written notice.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
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Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.
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Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Interest Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed interest options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed interest options. Contact the Service Center for information regarding restrictions in effect for the fixed interest options at the time of a Premium payment or transfer request, see Contacting the Service Center.
Fixed Interest Options Restrictions
Transfers to and/or from the fixed interest options may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months.
Fixed Account Restrictions
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted; and
•	A request to transfer Cash Value from the Fixed Account will only be applied to non-Pending Sweep Transaction Cash Value unless the instruction specifically requests a transfer from a Pending Sweep Transaction.
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Amounts transferred to the fixed interest options may be credited interest at different rates, see Fixed Interest Options. Transfers from the fixed interest options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:
(1)	$5,000; or
(2)	10% of the policy's Long-Term Fixed Account value as of the last Policy Monthaversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Interest Option Restriction
Nationwide may refuse Net Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed interest options to be greater than 50% of the policy's total Cash Value.
Amounts transferred to the fixed interest options may be credited interest at different rates, see Fixed Interest Options. Transfers from the fixed interest options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Indexed Interest Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers to the indexed interest options. These transfers will be in dollars.
Transfers from the indexed interest options are restricted as follows:
•	Transfers from the indexed interest options are not permitted, except for Index Segment Maturity Value on Index Segment Maturity Dates.
Transfers to the indexed interest options are processed as follows:
•	Transfers to the indexed interest options are applied to the Fixed Account as a Pending Sweep Transaction on the day on which the transfer request is received.
•	The policy owner may change instructions for, or transfer, Pending Sweep Transaction amounts at any time prior to the end of business on the applicable Sweep Date.
•	On the applicable Sweep Date, after processing for monthly deductions and other policy charges, loans and partial surrenders, Pending Sweep Transactions are allocated to the indexed interest strategies according to the transfer instructions in effect on the Sweep Date.
Transfer of Index Segment Maturity Value
•	On Index Segment Maturity Dates, Index Segment Maturity Value (in excess of any amount required to satisfy monthly deductions and other policy charges assessed, partial surrenders, and/or amounts transferred to the
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policy loan account) will be transferred to policy investment options according to your allocation instructions in effect for Index Segment Maturity Value, subject to the terms and conditions described in Transfers Among and Between the Policy Investment Options.
•	Any Index Segment Maturity Value that cannot be applied to the Long-Term Fixed Account and/or Fixed Account due to applicable transfer restrictions, will be held in a money market Sub-Account until new instructions are received.
•	If the policy owner has not provided specific instructions for transfer of Index Segment Maturity Value, it will be applied to create a new Index Segment in the same indexed interest strategy from which it matured.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life and Annuity Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Specification Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
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Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, Long-Term Fixed Account, or the indexed-interest options, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
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If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide normally uses the medical or paramedical method to assign underwriting classes, which may require a medical examination. Nationwide may also offer an accelerated underwriting option with limited underwriting classes that generally does not require a medical examination, if the proposed Insured qualifies. If offered, prospective purchasers may opt out of accelerated underwriting for normal underwriting which can result in a more or less favorable underwriting classification and accordingly lower or higher policy charges. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Specification Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured’s age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Specification Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
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Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the fixed interest options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed interest options based upon the allocation instructions in effect at the time.
Net Premium allocated to the indexed interest options will be applied to the Fixed Account until the next applicable Sweep Date after the right to cancel period expires.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance. Refunds of Premium will be processed from the policy investment options in the order described in How Monthly Deductions Are Processed.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated to the Sub-Accounts and fixed interest options according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed interest options allocations:
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(1)	Nationwide may refuse Premium allocations, including initial Premium, to the fixed interest options that would cause the total value of amounts allocated to the fixed interest options to exceed 50% of your policy's total Cash Value; and
(2)	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, will not be permitted:
(a)	to exceed $500,000 in any 12 month period (determined on a rolling basis considering any Premium payment allocations during the 12 months prior to the Valuation Period during which we receive a Premium payment); and/or
(b)	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.
Nationwide may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.
Premium allocations to the indexed interest options will be applied to the Fixed Account as a Pending Sweep Transaction on the day they are received. On the applicable Sweep Date, Pending Sweep Transactions will be allocated to the indexed interest strategies, after processing for monthly deductions and other policy charges, loans and partial surrenders, according to the allocation instructions in effect on the day on which the Net Premium was received, unless changed by any transfer requests received in the meantime.
The policy owner may change how future Premium will be allocated at any time while the policy is In Force by notifying Nationwide in writing.
Conditional Reduction of the Cost of Insurance Rate
The policy is eligible for a reduction of the cost of insurance rate if:
(1)	Death Benefit Option 1 is in effect on the Policy Date and has not been changed; and
(2)	an accumulated premium test (described below) is met on certain testing dates beginning with the eligibility date stated in the Policy Specification Pages.
Eligibility for the cost of insurance rate reduction ends if the accumulated premium test is not met on the 35th policy anniversary or upon termination of the policy, see Terminating the Policy.
The accumulated premium test is met if on the test dates the total premium paid minus any loans, partial surrenders, or returned premium is greater than or equal to the sum of the required monthly premium in effect for each respective month the policy has been In Force. If the accumulated premium test is satisfied on the 35th policy anniversary, testing will continue using the accumulated premium value calculated on the 35th policy anniversary. If on the 35th policy anniversary the accumulated premium test is not met, eligibility for the reduction will terminate and testing will stop.
The required monthly premium varies by the Insured’s sex, Issue Age and underwriting classifications, the Total Specified Amount, elected Riders and any coverage changes. The required monthly premium is stated in the Policy Specification Pages. The guaranteed minimum reduction factor is 25%. Any cost of insurance rate reduction applied will not be recaptured for any reason.
Nationwide may discontinue offering this cost of insurance rate reduction at any time on a prospective basis for new issues.
The cost of insurance rate reduction, if earned, will be calculated and applied as follows:
•	Beginning on the eligibility date stated in the Policy Specification Pages and each Policy Monthaversary thereafter up to and including the 35th policy anniversary if the policy is In Force and not in a grace period and the accumulated premium test is met, Nationwide will apply the cost of insurance reduction.
•	The reduction is calculated by multiplying the cost of insurance rates for the policy and Additional Term Insurance Rider by the reduction percentage.
There is no separate additional charge for this reduction feature, Nationwide will provide it through a reduction in its profit.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
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•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the general account options, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value, Lapse protection provided by the Guaranteed Policy Continuation Provision, or Lapse protection provided by the Extended Death Benefit Guarantee Rider, if elected, would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Per $1,000 of Specified Amount Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown in the Policy Specification Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a policy owner may elect to transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account or the indexed interest strategies;
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•	any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•	a percent of Sub-Account value charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Service Fee.
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IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Other Benefits Available Under the Policy
In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the Death Benefit Guarantee Period, the policy will not Lapse if premium requirements are satisfied	• Standard	• The Monthly Death Benefit Guarantee Premium can change due to action by the policy owner
• When the Death Benefit Guarantee Period ends, the policy may be at risk of Lapse
For more information, see Guaranteed Policy Continuation Provision
Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	• Optional	• Subject to eligibility requirements to invoke the Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account and may not be transferred out
• No further loans or withdrawals may be taken from the policy
Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	• Optional	• No longer available for new issues
• Only available for policies for which the guideline premium/cash value corridor life insurance qualification test is elected
• Subject to eligibility requirements to invoke the Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account and may not be transferred out
• No further loans or withdrawals may be taken from the policy
Children’s Term Insurance Rider	Provides term life insurance on the Insured’s children	• Optional	• Insurance coverage for each insured child continues until the earlier: (1) the policy anniversary on or next following the date the Insured’s child turns age 22, or (2) the policy anniversary on which the Insured reaches Attained Age 65
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	• Optional	• Underwriting and approval of the Rider are separate and distinct from that of the policy
• Long-Term Care Specified Amount must be at least $100,000 and no more than the maximum determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the Rider
• Subject to an elimination period before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all long-term care costs incurred
• The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.
Long-Term Care Rider	Accelerates a portion of the Total Specified Amount for qualified long-term care services	• Optional	• Only available for new or In Force policies in states where the Long-Term Care Rider II is not approved
• Underwriting and approval of the Rider are separate and distinct from that of the policy
• If purchased six months or more after the Policy Date, new evidence of insurability is required
• Long-Term Care Specified Amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the Rider
• Subject to an elimination period before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all long-term care costs incurred
• The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date.
Spousal Life Insurance Rider	Death benefit payable upon death of the Insured Spouse	• Optional	• No longer available for new issue or post-issue election • Insured must be between Attained Age 21 and 59 • Insured Spouse must be between Attained Age 18 and 69 when the Rider is elected
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	• Optional	• The Rider only applies to the single Insured under the base policy
• Requested Percentage must not exceed 50% of the Base Policy Specified Amount
• Amount of the accelerated death benefit payment must be at least $10,000 and cannot exceed $250,000
• The minimum Base Policy Specified Amount for the policy must still be met after processing the acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits
Accelerated Death Benefit for Chronic Illness Rider	Provides for the chronic illness benefit payments	• Optional	• Subject to eligibility requirements
• Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim
• Subject to annual and lifetime dollar amount limitations
• 90-day waiting period applies for the first claim; waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit option 1
• Partial Surrenders and Indebtedness will reduce benefits
• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits
Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	• Optional	• Subject to eligibility requirements
• Insured must have one of the qualifying critical illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount limitations
• Death Benefit must be changed to Death Benefit option 1
• Partial Surrenders and Indebtedness will reduce benefits
• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits
Accidental Death Benefit Rider	Payment of a benefit in addition to the Death Benefit upon the Insured’s accidental death	• Optional	• Subject to eligibility requirements for accidental death
• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 5 and before the policy anniversary on which Insured reaches Attained Age 65
• Coverage continues until Insured reaches Attained Age 70
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Premium Waiver Rider	Provides a month credit to the policy upon the Insured’s total disability	• Optional	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep the policy from Lapsing
• Cannot be elected if the Waiver of Monthly Deductions Rider is elected
Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	• Optional	• No longer available for new issue or post-issue election • May be purchased until the Insured reaches Attained Age 85 • If purchase after the Policy Date, evidence of insurability is required
Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	• Optional	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the policy from Lapsing
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Specification Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Specification Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating and Base Policy Specified Amount, and elected Riders and optional features, whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see Fee Table.
How Monthly Charges are Deducted
The Percent of Sub-Account Value Charge is deducted proportionally from the Cash Value in the Sub-Accounts, unless Directed Monthly Deductions are elected. All other monthly charges, unless the policy owner elects Directed Monthly Deductions, are taken from the policy investment options successively until each is exhausted in the following order: first proportionally from the Sub-Accounts, then from the Fixed Account, excluding Pending Sweep Transactions, then from the Pending Sweep Transactions, then from the Long-Term Fixed Account, then from the indexed interest strategies as described in Order of Processing from the Indexed Interest Strategies, see Indexed Interest Options. Charges taken
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against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how loan interest is credited and charged, see Policy Loans.
Percent of Premium Charge
Nationwide deducts a percent of Premium charge from each Premium payment applied to a policy. The percent of Premium charge is intended to compensate Nationwide for federal and state taxes including Premium taxes, distribution expenses, expenses related to the sale and issuance of the policy, funding the required reserve associated with the policy, and to provide a margin for profit. The Premium tax component is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
The percent of Premium charge rate may vary by the length of time since the Policy Date, the Insured's Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating, the policy's Specified Amount and coverage provided by any elected riders, and Premium paid to date.
On a guaranteed basis, the maximum percent of Premium charge rate is 10%. Currently, Nationwide charges 6% of each Premium.
Nationwide may waive some or all of the percent of Premium charge on the initial Premium paid into a policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
Capped Indexed Interest Strategy Charge
A capped indexed interest strategy charge is assessed at the time an Index Segment is created in one of the indexed interest strategies that uses a cap rate to calculate Index Segment interest. The charge will be deducted from the amount being applied to the Index Segment. This charge is intended to compensate Nationwide for the costs of hedging and investment related expenses associated with the capped indexed interest strategies. The capped indexed interest strategy charge is calculated by multiplying the dollar amount applied to a capped indexed interest strategy by the applicable capped indexed interest strategy charge rate. The capped indexed interest strategy charge rates may vary by capped indexed interest strategy and the date on which an Index Segment is created, but will never exceed 2.00%. On a current basis, the charge will be no more than the current floor rate for an Index Segment minus 0.25%.
Service Fees
Nationwide may charge a fee to cover the administrative cost of processing certain policy owner service requests such as requests for:
•	policy loans;
•	copies of transaction confirmations and statements; and
•	illustrations of future benefits and values.
Although Nationwide currently waives service fees, it may elect in the future to assess a service fee. The guaranteed maximum service fee is $25.00 per request. Service fees are not deducted from the policy and must be paid by check or money order at the time the service is requested. In the event Nationwide charges a fee for an illustration of future benefits and values, one report per policy year will be provided free of charge.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.
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Surrender Charge
A surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified Amount, see Base Policy Specified Amount Decreases. Surrender charges are deducted from the policy investment options in the same order as monthly deductions are taken, see How Monthly Charges are Deducted. The surrender charge is intended to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records, with a margin for profit and overall expenses.
The Base Policy Specified Amount in effect on the Policy Date and any increase of the Base Policy Specified Amount (referred to as segments) will each have their own separate surrender charge table in the Policy Specification Pages. The surrender charge for each Base Policy Specified Amount segment, when added together, will equal the total surrender charge.
The surrender charge for each Base Policy Specified Amount segment of coverage may vary by the Insured's Attained Age, sex, rate class, rate type, any Substandard Rating, and the segment's Specified Amount on the Policy Date or date an increase segment becomes effective, and length of time a segment has been in effect.
Generally, surrender charges will be greater for Insureds who are older or have a tobacco rate type and less for Insureds who are younger or have a non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. A policy owner should request an illustration from his/her financial professional to determine how various levels of coverage impact the policy’s surrender charge.
When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage.
The actual surrender charge deducted will be a decreasing percentage of the initial surrender charge for each Base Policy Specified Amount segment of coverage, as set forth in the following table:
Reduction of Surrender Charges

Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge by Issue Age
	0-65	66	67	68	69	70+

1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
2	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
3	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
4	100.00%	100.00%	100.00%	100.00%	100.00%	87.50%
5	91.67%	91.00%	90.00%	87.50%	84.99%	75.00%
6	83.33%	82.00%	80.00%	75.00%	69.98%	62.50%
7	75.00%	73.00%	70.00%	65.00%	59.99%	50.00%
8	66.67%	64.00%	60.00%	55.00%	47.48%	37.50%
9	58.33%	55.00%	50.00%	45.00%	34.99%	25.00%
10	50.00%	46.00%	40.00%	35.00%	25.00%	12.50%
11	41.67%	37.00%	32.50%	25.00%	12.50%	0.00%
12	33.33%	28.00%	25.00%	15.00%	0.00%	0.00%
13	25.00%	19.00%	12.50%	0.00%	0.00%	0.00%
14	16.67%	10.50%	0.00%	0.00%	0.00%	0.00%
15	8.33%	0.00%	0.00%	0.00%	0.00%	0.00%
16+	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
* The surrender charge duration may vary based on the law in the state where the policy is issued.
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Base Policy Specified Amount Decrease
For purposes of determining the applicable surrender charge, requested decreases of the Base Policy Specified Amount will be treated as coming from the most recent increase first. Partial decreases of the Base Policy Specified Amount will result in a proportional surrender charge deduction.
Base Policy Specified Amount decreases that occur as a result of a partial surrender or change in death benefit option will not be assessed a surrender charge at the time of the policy change. Instead, the surrender charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all surrender charges, including any deferred surrender charge, will be deducted.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted monthly as described in How Monthly Charges are Deducted. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits to be paid under the policy, compensation for assuming lapse and investment risks, with a margin for profit and overall expenses.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The Net Amount At Risk for an In Force policy will vary by factors including the Base Policy Specified Amount, Total Specified Amount (if applicable), death benefit option, elected life insurance qualification test, and the policy’s Cash Value, including Investment Experience, interest crediting, payment of Premium, partial surrenders, and policy and Rider charges. The cost of insurance rate will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, how long the policy has been In Force, death benefit option, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown in the Policy Specification Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and each Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Specification Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in Fee Table.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Percent of Sub-Account Value Charge
The Percent of Sub-Account Value Charge is deducted monthly as described in How Monthly Charges are Deducted. The charge may vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge is intended to compensate Nationwide for assuming the risk associated with mortality, operational expenses, regulatory changes, and state and federal taxes, with a margin for profit and overall expenses. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed Percent of Sub-Account Value Charge is equal to an annualized rate of $5.00 per $1,000 of all Cash Value allocated among the policy’s Sub-Accounts for all policy years. The Percent of Sub-Account Value Charge that is currently assessed is $0.00.
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This means that on a current basis, the Percent of Sub-Account Value Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted monthly as described in How Monthly Charges are Deducted. The charge is intended to compensate Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $10 per month in all policy years. The maximum guaranteed charge is $20 per month in all policy years.
Per $1,000 of Specified Amount Charge
A per $1,000 of Specified Amount charge is deducted monthly as described in How Monthly Charges are Deducted. The per $1,000 of Specified Amount charge is intended to compensate Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the policy, with a margin for profit and overall expenses.
The Base Policy Specified Amount in effect on the Policy Date and any increase of the Base Policy Specified Amount will each have their own respective charge rate. Once a charge rate has been established for a Base Policy Specified Amount segment of coverage, it will remain the same for the life of the policy regardless of any changes to the policy. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, Nationwide may charge less than the guaranteed maximum rate.
The monthly per $1,000 of Specified Amount charge rate for each Base Policy Specified Amount segment of coverage may vary by the Base Policy Specified Amount, Total Specified Amount and Insured’s Attained Age, sex, rate class, rate type, and any Substandard Ratings in effect on the Policy Date or effective date of an increase.
Monthly per $1,000 of Specified Amount charge rates are generally lower for Insureds who are younger and in good health and larger Total Specified Amounts. A policy owner should request an illustration from his/her financial professional to determine how various levels of coverage, and Death Benefit option impact the cost of the policy.
The charge is calculated by dividing the Base Policy Specified Amount in effect on the Policy Date, and the amount of each increase in the Base Policy Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The charges for each Base Policy Specified Amount segment, when added together, will equal the total monthly per $1,000 of Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed.
Nationwide may assess the monthly per $1,000 of Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 15 years measured from the Policy Date for the initial Base Policy Specified Amount or the effective date of any increase of the Base Policy Specified Amount.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (percent of premium charge, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Additionally, when the policy is purchased through a distributor that generally has lower associated policy expense characteristics due to commission arrangements and/or total Premium we may reduce one or more policy charges. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
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Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum (145% of Premiums paid during the first two Policy Years up to the Commissionable Target Premium, plus 6% of any Premium paid in excess of the Commissionable Target Premium during the first two Policy Years, and 5% of Premium paid after the second Policy Year). Commission may also be paid on a levelized basis. If a levelized commission is paid, it will not exceed 75% of first year Premium and 25% of renewal Premium after the first year. Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
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Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed [_____]% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of
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the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners, see Variable Investment Options and Addition, Deletion or Substitution of Mutual Funds.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Policy Loans in Taxes.
Overloan Lapse Protection Rider II
A policy owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
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Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
For policies with applications signed on or after ________, 2021, all policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting).
For policies with applications signed prior to ________, 2021:
•	For policies for which the cash value accumulation life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider II (state law permitting).
•	For policies for which the guideline premium/cash value corridor life insurance qualification test was elected, this Rider is not available.
The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);
•	The Insured is Attained Age 65 or older;
•	The policy is currently In Force and has been In Force for at least 15 years; and
•	For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.
The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider II is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy
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(except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
EXAMPLE:
Assume a policy is currently In Force and stands as follows:
Cash value accumulation life insurance qualification test
Attained Age 77
Policy in its 23rd policy year
Death Benefit Option 2
Total Specified Amount: $500,000
Indebtedness: $195,000
Long-term care benefits paid: $120,000
Cash Value: $375,000
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) Death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing it to $319,875.
(3) The Total Specified Amount will be reduced to $390,315 as this is the Minimum Required Death Benefit.
(4) The non-loaned Cash Value ($124,875) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(6) The indebtedness ($195,000) will continue to grow at the policy’s loan charged rate.
Overloan Lapse Protection Rider II Charge
The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test.
If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
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Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
For policies with applications signed on or after ________, 2021, the Overloan Lapse Protection Rider is no longer available for new issues.
For policies with applications signed prior to ________, 2021, and for which the guideline premium/cash value corridor life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 94% to 99% based upon the Insured's Attained Age);
•	The Insured is Attained Age 65 or older;
•	The policy is currently In Force and has been In Force for at least 15 years; and
•	All amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
EXAMPLE:
Assume a policy is currently In Force and stands as follows:
Attained Age 71
Policy in its 27th policy year
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EXAMPLE:
Death Benefit Option 1
Total Specified Amount: $700,000
Indebtedness: $627,000
Cash Value: $660,000
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) Death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the rider will be $29,370 ($660,000 x 4.45%) and will be deducted from the Cash Value, reducing it to $630,630.
(3) The Total Specified Amount will be remain at $700,000 since it is already lower than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value ($3,630) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The indebtedness ($627,000) will continue to grow at the policy's loan charged rate.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 4.75% as shown in the Rider.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
EXAMPLE:
For example, assume the Children’s Term Insurance Rider Specified Amount is $15,000 and the Insured has two children that meet the definition of Insured Child. If one of the children dies, $15,000 will be paid to the named beneficiary. The rider would remain active since there is still one Insured Child.
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Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children’s Term Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider II
Subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for this Rider.
There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center.
Long-Term Care Rider II Benefit
The benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Total Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value.
This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of:
(1)	an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or
(2)	twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or
(3)	1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness
The maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount or Total Specified Amount, changes to the HIPAA per diem amount, or Indebtedness.
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A policy owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
EXAMPLE:
Assume the Long-Term Care Rider II Specified Amount is $400,000 and the elected percentage is 3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 3% of the LTC Specified Amount ($12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base Policy Specified Amount minus Indebtedness.
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured.
In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.
Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders
While Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.
•	Death Benefit: If the policy is not being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Total Specified Amount or Cash Value in calculating the Death Benefit.
If the policy is being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Total Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the policy owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature.
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•	Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.
•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.
•	Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. If the Accelerated Death Benefit for Chronic Illness Rider is issued with the policy and this Rider is later applied for and issued, the Accelerated Death Benefit for Chronic Illness Rider will terminate and cannot be re-added to the policy even if this Rider is later terminated.
•	Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Referral Service
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Terminating the Rider
The Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, see Impact of Invoking the Long-Term Care Rider on the Policy and other Riders.
Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid.
Long-Term Care Rider II Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount.
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Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings.
The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
Availability
This Rider is only available for new or In Force policies in states where the Long-Term Care Rider II is not approved. Contact the Service Center for information regarding availability.
Subject to availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for the Long-Term Care Rider.
There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy.
Long-Term Care Rider Benefit
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
(1)	2% of Long-Term Care Specified Amount in effect; or
(2)	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness.
A policy owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
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Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
EXAMPLE:
Assume the Long Term Care Rider Specified Amount is $500,000. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 2% of the LTC Specified Amount ($10,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $500,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base Policy Specified Amount minus Indebtedness.
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide.
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date.
Impact of Invoking the Long-Term Care Rider on the Policy and other Riders
While Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, additional Premium may be necessary to prevent the policy from Lapsing.
•	Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the base Policy Specified Amount minus any Indebtedness will be paid.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.
•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.
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Terminating the Rider
This Rider will terminate when the policy matures, the Insured dies, the Overloan Lapse Protector Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Rider Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting class, and any Substandard Ratings.
The Long-Term Care Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
Availability
For policies with applications signed on or after May 1, 2020, the Spouse Life Insurance Rider is no longer available for election for new issues or post-issue election.
For policies with applications signed prior to May 1, 2020, this Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
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•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)	the request must be submitted in writing to the Service Center;
(2)	the conversion right must be exercised while both:
(a)	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
(a)	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
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Accelerated Death Benefit for Terminal Illness Rider
This Rider is automatically issued with the policy.
The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a non-correctable terminal illness. A terminal illness is an illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose.
Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider:
•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.
•	The effective date of the Rider must be at least two years before the Maturity Date.
•	Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).
•	Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.
•	The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.
•	The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.
•	A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.
•	The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors.
If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values.
Accelerated Death Benefit for Terminal Illness Rider Charges
Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.
The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page.
The interest rate used for the interest rate discount component will never be greater than 15%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody’s Corporate Bond Yield – Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%. In the event that Moody’s Corporate Bond Yield- Monthly Average Corporates is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner.
The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge
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component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%.
This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy.
Calculation of the Accelerated Death Benefit
When making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage."
The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable.
The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge

EXAMPLE:
For example: Assume the Base Policy Specified Amount is $100,000 and the Requested Percentage of the Base Policy Specified Amount is 50%. Also assume that there are aggregate outstanding policy loans in the amount of $10,000 and there is unpaid Premium of $500. The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.
Using the above assumptions, here is how the accelerated Death Benefit would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750
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Eligibility and Conditions for Payment
The following eligibility and conditions apply for payment under the Rider:
•	The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance elected via Rider under the policy.
•	Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated death benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.
•	Nationwide must receive satisfactory evidence that the Insured has a non-correctable terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, policy owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.
Accelerated Death Benefit for Chronic Illness Rider
The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders.
Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.
Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted.
Availability
For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured meets Nationwide’s underwriting requirements for this Rider.
This Rider is only available for issue on the Policy Date. If this Rider is issued with the policy and the Policy owner later applies for and is issued the Long-Term Care Rider II, this Rider will terminate.
Eligibility Requirements
To invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life.
In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date.
Proof of care services received or expenses incurred is not required.
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Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:
•	the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;
•	applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;
•	the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;
•	Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and
•	the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment.
Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions
A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed:
(1)	the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;
(2)	any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and
(3)	a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment.
A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment.
Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy
Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date.
On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Payment Amount.
The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:
(1)	a mortality assumption which may vary by the Attained Age and sex of the Insured; and
(2)	an interest rate that will not exceed the greater of:
(a)	the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or
(b)	the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date.
On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy
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Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.
A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values.
If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage:
(1)	if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender, and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and
(2)	any required Premium for the policy, policy features, and any other attached Riders.
Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.
Impact of Partial Surrenders and Indebtedness on Rider Benefits
Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment.
Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment an additional policy loan repayment or Premium payment may be required to keep the policy In Force.
Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other Riders
Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.
Accelerated Death Benefit for Terminal Illness
If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.
Accelerated Death Benefit for Critical Illness
If the Insured makes a claim for benefits under a Rider that permits acceleration of the death benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the death benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.
Waiver of Monthly Deductions
At any time when chronic illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.
Overloan Lapse Protection
Upon invoking an overloan lapse protection rider, this Rider will terminate.
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Extended No-Lapse Guarantee Rider
The Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.
Claims
Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.
Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.
Terminating the Rider
This Rider terminates on the earliest of the following:
(1)	the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider or add a rider that provides long-term care benefits;
(2)	upon termination of the policy to which this Rider is attached;
(3)	an overloan lapse protection Rider, if applicable, is invoked; or
(4)	the Insured’s date of death.
Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.
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Calculation of the Accelerated Death Benefit for Chronic Illness
The CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
SA post	=	SApre – Upmt * SARF
PRP	=	SApost / SApre
CV post	=	CVpre x PRP
Where:
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
ADB	=	CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AC	=	Administrative Charge
SA post	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SA pre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
CV post	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CV pre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment

EXAMPLE:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of $250. The Base Policy Specified Amount reduction factor in this example is 1.5.
Using the above assumptions, the CI Accelerated Death Benefit Payment and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:
PRP	=	[($500,000 – 1.5 x $100,000) / $500,000
		$350,000 / $500,000
		0.7
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
SA post	=	$500,000 - $100,000 x 1.5
	=	$350,000
CV post	=	$40,000 x 0.7
	=	$28,000
Accelerated Death Benefit for Critical Illness Rider
The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if
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there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5.
Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.
Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted.
Availability
For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy for which the Insured meets Nationwide’s underwriting requirements for this Rider.
Eligibility Requirements
To invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider:
•	cancer;
•	stroke;
•	heart valve replacement/repair;
•	heart attack;
•	kidney failure;
•	major organ transplant;
•	paralysis; or
•	sudden cardiac arrest.
Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center.
Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:
•	the qualifying critical illness condition was not the basis of a prior approved claim under this Rider;
•	the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;
•	applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;
•	the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;
•	Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and
•	the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment.
Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions
A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed:
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(1)	the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;
(2)	any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and
(3)	a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment.
A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment.
Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy
Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date.
On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Payment Amount.
The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:
(1)	a mortality assumption which may vary by the Attained Age and sex of the Insured; and
(2)	an interest rate that will not exceed the greater of:
(a)	the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or
(b)	the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date.
On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.
A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values.
If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage:
(1)	if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and
(2)	any required Premium for the policy, policy features, and any other attached Riders.
Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.
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Impact of Partial Surrenders and Indebtedness on Rider Benefits
Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment.
Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment an additional policy loan repayment or Premium payment may be required to keep the policy In Force.
Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other Riders
Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.
Accelerated Death Benefit for Terminal Illness
If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.
Accelerated Death Benefit for Chronic Illness
If the Insured makes a claim for benefits under a Rider that permits acceleration of the death benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.
Waiver of Monthly Deductions
At any time when critical illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.
Overloan Lapse Protection
Upon invoking an overloan lapse protection rider, this Rider will terminate.
Extended No-Lapse Guarantee Rider
The Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CRI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.
Claims
Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.
Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.
Terminating the Rider
This Rider terminates on the earliest of the following:
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(1)	the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider;
(2)	upon termination of the policy to which this Rider is attached;
(3)	an overloan lapse protection Rider, if applicable, is invoked; or
(4)	the Insured’s date of death.
Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.
Calculation of the Accelerated Death Benefit for Critical Illness
The CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
SA post	=	SApre – Upmt * SARF
PRP	=	SApost / SApre
CV post	=	CVpre x PRP
Where:
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
ADB	=	CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AC	=	Administrative Charge
SA post	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SA pre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
CV post	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CV pre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment

EXAMPLE:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of $250. The Base Policy Specified Amount reduction factor in this example is 3.5.
Using the above assumptions, the CRI Accelerated Death Benefit Payment and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:
PRP	=	[($500,000 – 3.5 x $20,000) / $500,000
$430,000 / $500,000
0.86
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
SA post	=	$500,000 - $20,000 x 3.5
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EXAMPLE:
$430,000
CV post	=	$80,000 x 0.86
$68,800
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
EXAMPLE:
The following example assumes the requirements above for the Rider are met.
Assume a policy with Death Benefit Option 1, the Base Policy Specified Amount is $500,000 and the benefit under the Accidental Death Benefit Rider is $100,000. Upon the death of the Insured the total benefit paid would be $600,000.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
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The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
EXAMPLE:
Assume:
• the Premium Waiver Rider Specified Premium is $700
• the Insured has been totally disabled for six consecutive months
• at the time of disability, the Policy was in its 8th year and the Attained Age was 59, and
• the Premiums paid over the 36 months prior to the disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was $670 ($24,120 divided by 36), a monthly credit of $670 will be applied to the policy until the Attained Age reaches 65, or until the Insured is no longer disabled, if sooner.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Availability
For policies with applications signed on or after May 1, 2020, the Additional Term Insurance Rider is no longer available for election for new issues or post-issue election.
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For policies with applications signed prior to May 1, 2020, subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked;
•	the date the policy terminates; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
EXAMPLE:
Assume the Base Specified Amount is $500,000, the Death Benefit Option is 2, the Cash Value is $40,000 and the Additional Term Insurance Rider Specified Amount is $300,000. Upon the death of the Insured, if there is no Indebtedness and no Long Term Care benefits have been paid, the Base Death Benefit Proceeds will be $540,000 and the Additional Term Insurance Death Benefit Proceeds will be $300,000, for a total of $840,000.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Additional Term Insurance Rider Charges
A monthly Additional Term Insurance Rider cost of insurance charge and a monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge will be deducted if the Rider is elected. These charges are deducted monthly as described in How Monthly Charges are Deducted. Because these charges are deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Additional Term Insurance Rider Cost of Insurance Charge
The Additional Term Insurance Rider cost of insurance charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
Per $1,000 of Additional Term Insurance Rider Specified Amount Charge
The per $1,000 of Additional Term Insurance Rider Specified Amount charge is compensates Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the Rider.
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The Additional Term Insurance Rider Specified Amount when the Rider issued and any increase of the Additional Term Insurance Rider Specified Amount will each have their own respective charge rates. Once a guaranteed charge rate has been established for an Additional Term Insurance Rider Specified Amount segment of coverage, it will remain the same while the Rider remains In Force regardless of any changes to the Additional Term Insurance Rider Specified Amount. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, we may charge less than the guaranteed maximum rate.
The per $1,000 of Additional Term Insurance Rider Specified Amount charge rate for each per $1,000 of Additional Term Insurance Rider Specified Amount segment of coverage may vary by the per $1,000 of Additional Term Insurance Rider Specified Amount, Total Specified Amount, Insured’s Attained Age, and death benefit option in effect, sex, rate class, rate type, and any Substandard Ratings in effect when the Rider is issued or effective date of an increase.
Monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge rates are generally lower for Insureds who are younger and in good health, larger Total Specified Amounts, and policies with Death Benefit Option 1. A policy owner should request an illustration from his/her financial professional to determine how various levels of coverage and Death Benefit option impact the cost of the policy.
The charge is determined by dividing the Additional Term Insurance Rider Specified Amount in effect on the Rider’s effective date, and the amount of each increase in the Additional Term Insurance Rider Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The charges for each Additional Term Insurance Rider Specified Amount segment, when added together, will equal the total monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed.
Nationwide may assess the monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 7 years measured from the Rider’s effective date for the initial Additional Term Insurance Rider Specified Amount or the effective date of any increase of the Additional Term Insurance Rider Specified Amount.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to
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terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
EXAMPLE:
Assume:
• the Waiver of Monthly Deductions Rider is elected,
• the Insured has been totally disabled for six consecutive months, and
• at the time of disability, the Attained Age was 57
The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated for one of the reasons stated above.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended No-Lapse Guarantee Rider
This Rider is only available for election at the time of application for the policy. If this Rider is elected, the available investment options may be limited, see Allocation Restrictions.
At the time of application the policy owner must elect a maximum Attained Age of the Insured at which this Rider will terminate. This election is irrevocable. The maximum Attained Ages available for election are provided at the time of application.
Note: The Lapse protection provided by this Rider begins after the protection provided under the Guaranteed Policy Continuation Provision of the policy ends. Before electing this Rider, a policy owner should consult his/her financial professional to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable under the Guaranteed Policy Continuation Provision of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
Rider Benefit
This Rider provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy from Lapsing due to unfavorable Investment Experience.
While this Rider is In Force, a "no-lapse guarantee value" value is calculated. The no-lapse guarantee value is a reference value only and is not impacted by unfavorable Investment Experience. Because the no-lapse guarantee value is not affected by unfavorable Investment Experience, planned premium payments and frequencies guaranteed to keep the policy In Force can be illustrated based on policy owner selected assumptions, including:
•	an Attained Age of the Insured;
•	policy and Rider coverage elections in effect on the Policy Date;
•	any planned future policy changes such as increases or decreases in coverage, Rider additions or terminations; and
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•	any planned partial surrenders, policy loans, and loan repayments.
Managing the policy as illustrated is important to maintaining the planned no-lapse guarantee. Any deviation from the illustrated amount or timing of premium payments, policy changes, partial surrenders, loans, and loan repayments, may result in the need to pay additional premium to keep the Lapse protection provided by this Rider in effect. To assist the policy owner in keeping the policy on track, Nationwide applies the premium factor to the no-lapse guarantee value as of the Policy Monthaversary at the beginning of the policy month in which the premium was received.
How this Rider Works
If the Cash Surrender Value of the policy is not sufficient to cover policy and Rider charges, the policy will not enter a Grace Period or Lapse if:
(1)	the protection provided by the Guaranteed Policy Continuation Provision has ended;
(2)	this Rider has not terminated; and
(3)	the Rider’s no-lapse guarantee value, minus any Indebtedness, is greater than zero.
The no-lapse guarantee value is calculated as follows:
(1)	the prior day’s no-lapse guarantee value; plus
(2)	no-lapse guarantee interest factors; plus
(3)	premium and loan repayments received; minus
(4)	no-lapse guarantee policy and Rider charge factors; minus
(5)	partial surrenders and any policy loans requested.
The no-lapse guarantee value is a reference value only, it is not available for surrender or policy loans. The no-lapse guarantee factors are only used in the calculation of the no-lapse guarantee value, they are not actually assessed against premium or Cash Value. The no-lapse guarantee value factors vary by the amount of premium received in a Policy Year, the applicable Account, the length of time since the Policy Date, the Insured’s Issue Age, sex rate class, rate type, rate class multiple, any monthly flat extra rating on the Policy Date, the Base Policy Specified Amount (Total Specified Amount if the Additional Term Insurance Rider is elected and is In Force), at the time the charge factor is assessed or an interest factor is credited, and election of other riders.
The no-lapse guarantee interest and policy and Rider charge factors are described in the Rider and Policy Specification Pages.
If the policy is being kept In Force by its Guaranteed Policy Continuation Provision, the Rider’s no-lapse guarantee value may become negative. It may grow more negative over time as no-lapse guarantee value factors continue to be accrued. Additional premium may be required to prevent Lapse of the policy and/or Rider after the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, including any negative value.
If the policy is being kept In Force by this Rider, the Cash Surrender Value may become negative. It may grow more negative over time as monthly deductions continue to be accrued. Payment of additional premium may be required to prevent Lapse of the policy when the Insured reached the maximum Attained Age elected under this Rider, including any negative Cash Surrender Value.
EXAMPLE:
Assume:
• the Extended No-Lapse Guarantee Rider is active,
• the Maximum Attained Age elected at issue was 90,
• the policy’s Guaranteed Policy Continuation Provision no longer applies,
• the Extended No-Lapse Guarantee Value minus Indebtedness is greater than zero, and
• the Net Surrender Value is $300
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EXAMPLE:
If, at the next Monthaversary, the monthly deductions are greater than $300, the policy will be kept In Force through Attained Age 89 as long as the Extended No-Lapse Guarantee Value minus Indebtedness remains greater than zero.
Changes to Insurance Coverage
The no-lapse guarantee factors may be affected by changes to your policy. New no-lapse guarantee factors will apply from the effective date of any changes to the policy including Base Policy Specified Amount or Additional Term Insurance Rider Specified Amount increases or decreases, Rider additions or terminations, partial surrenders, death benefit option changes, and changes to the rate class, rate type, rate class multiple or any flat extra rating. Revised Policy Specification Pages will be issued reflecting any of these changes to insurance coverage.
In addition to the conditions listed in the policy, no change will take effect unless either the Cash Surrender Value or no-lapse guarantee value minus Indebtedness is sufficient after the change to keep your policy In Force for at least three months.
Rider Grace Period, Lapse, and Reinstatement
This Rider can Lapse independently from the policy. After the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, the Rider will enter a grace period when the no-lapse guarantee value minus Indebtedness is zero or less and the Cash Surrender Value of the Policy remains sufficient to pay the policy charges. The grace period will last for sixty-one days from the date we mail you notice. A reminder notice will be sent at least 30 days prior to Lapse. Lapse of the Rider can be prevented by payment of Net Premium sufficient to increase the no-lapse guarantee value to zero, plus the amount required to keep the policy In Force for an additional three months.
If the Rider Lapses, it can only be reinstated before the protection provided by the policy’s Guaranteed Policy Continuation Provision ends by payment of Net Premium sufficient to increase the no-lapse guarantee value to zero, plus the amount required to keep the policy In Force for an additional three months.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Only the investment options shown in Appendix A: Underlying Mutual Funds Available Under the Policy are available for election. The list of permitted investment options is subject to change upon written notice. If there are changes to the permitted investment options list, they will be effective on a going forward basis for all new and In Force policies. Policy owners will be allowed to remain in any existing investment options, subject to continued availability, see Addition, Deletion, or Substitution of Mutual Funds and Availability of Indexed Interest Strategies.
Note: Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. Refer to Appendix A: Underlying Mutual Funds Available Under the Policy for more information regarding availability.
The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed in Appendix A: Underlying Mutual Funds Available Under the Policy. Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider.
Termination of the Extended No-Lapse Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
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•	the Insured reaches the elected maximum Attained Age;
•	the Rider Lapses;
•	the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked;
•	the policy terminates; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
•	Upon termination of the Rider, benefits will no longer be available, the investment option restrictions will no longer apply, and the Rider charge will no longer be assessed.
Extended No-Lapse Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The initial Base Policy Specified Amount, and any initial Additional Term Insurance Rider Specified Amount, and any increases in coverage are separate segments of coverage. Each segment of coverage will have its own applicable Rider charge rate.
The monthly Rider charge for a segment of coverage is calculated by multiplying the applicable Rider charge rate by the sum of (a) the policy’s monthly cost of insurance per $1,000 of Net Amount At Risk charge for each segment of coverage, and if elected the Additional Term Insurance Rider's monthly cost of insurance charge for each segment of coverage; and (b) the monthly charge for any other elected optional riders that are covered by this Rider.
The monthly Rider charge rates for each segment of coverage may vary by the Insured’s Issue Age, sex, most recent rate class, rate type, rate class multiple and any flat extra rating, death benefit option in effect, other optional riders elected, elected maximum Attained Age, length of time the policy has been In Force, and the Base Policy Specified Amount (Total Specified Amount if the Additional Term Insurance Rider is elected and is In Force), at the time the charge is assessed.
The monthly Rider charge is deducted monthly as described in How Monthly Charges are Deducted. Because the monthly Rider charge is deducted from Cash Value, purchase of this Rider may reduce the Cash Surrender Value of the policy and the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later. Nationwide reserves the right to require dollar cost averaging transfers to be at least $100 dollars.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
to any other Sub-Account or the indexed interest strategies. Certain Sub-Accounts or indexed interest strategies may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy and Appendix C: Indexed Interest Strategies for details on Sub-Account and indexed interest strategy availability. Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units or Index Segments when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
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Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) and general account options based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the general account options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
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(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
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(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider II, the Overloan Lapse Protection Rider, the Extended No-Lapse Guarantee Rider, the Long Term Care Rider, and the Long Term Care Rider II.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the general account options less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to the "policy loan account" (which is part of Nationwide’s general account). Transferring Cash Value to the policy loan account reduces the policy owner’s investments in the Sub-Accounts, fixed interest options, and indexed interest options. Unless the policy owner requests transfer from a single Sub-Account or the Fixed Account, collateral amounts are transferred from the Cash Value in the same order as monthly deductions are taken, see How Monthly Charges are Deducted, to the policy loan account. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated in the Policy Specification Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the general account options.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 4.50%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
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If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and credit interest earned on collateral to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because the Percent of Premium Charge is deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will first be applied to repay any portion of the outstanding loan balance that was transferred from the Long-Term Fixed Account first, Nationwide may require any portion of a loan transferred from the Fixed Account to be repaid to the Fixed Account. Any remaining amount will be applied to the Sub-Accounts, fixed interest options, and indexed interest options according to the allocation instructions in effect for Net Premium, unless you direct otherwise. Allocations of loan repayments to the fixed interest options are subject to the same restrictions as Premium, see Premium Payments.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the
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Extended No-Lapse Guarantee Rider, or by invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Death Benefit Guarantee Period shown in the Policy Specification Pages. During the Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Death Benefit Guarantee Premium required is stated in the Policy Specification Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Death Benefit Guarantee Premium may change. A change will result in reissued Policy Specification Pages which will show the new Monthly Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	during the Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•	if the Extended No-Lapse Guarantee Rider is elected and the Death Benefit Guarantee Period has ended, the amount of Premium that will satisfy the Rider.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
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(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Cash Value will be applied to the policy investment options according to the policy owner’s most recent allocation instructions for Net Premium.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 5% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per month. The minimum amount of any partial surrender request is $500. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 20% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
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(1)	the Percent of Sub-Account Value Charge; plus
(2)	the Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance; plus
(5)	the Per $1,000 of Specified Amount Charge.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated in the Policy Specification Pages, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If the policy owner takes a partial surrender, unless the policy owner requests processing from a single Sub-Account or the Fixed Account, it will be processed in the same order as monthly deductions are taken, see How Monthly Charges are Deducted. Restrictions on partial surrenders from the Long-Term Fixed Account will apply. The total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period is limited to the greater of:
(1)	$5,000; or
(2)	10% of the Cash Value in the Long-Term Fixed Account determined as of the Policy Monthaversary, coinciding with or last preceding the date 12 months prior to the beginning of the Valuation Period during which Nationwide received the request. If the request is received within one month after the first policy anniversary, the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Standard Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long Term Care Rider II is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies.
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While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. Note: For policies with applications signed prior to ___________, 2021, if the cash value accumulation test was elected, the Overloan Lapse Protection Rider was not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.
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Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, there will be adjustments to the surrender charges.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
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(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account, except that any existing indexed interest segments will be allowed to mature prior to transfer;
(5)	if applicable, the Long-Term Care Rider II will terminate;
(6)	if applicable, the Long-Term Care Rider will remain in effect;
(7)	if applicable, the Additional Term Insurance Rider will terminate;
(8)	no additional Premium payments will be permitted;
(9)	no additional monthly periodic charges will be deducted;
(10)	loan interest will continue to be charged on Indebtedness; and
(11)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Minimum Long Term Care Rider II Death Benefit Proceeds
If Long Term Care Rider II benefits have been paid and the Rider is In Force when the Insured dies, the policy will provide minimum Death Benefit Proceeds as follows:
•	If the Long Term Care Rider II is not keeping the policy In Force and the Death Benefit is not greater than or equal to 10% of: the Base Policy Specified Amount minus any Indebtedness, Nationwide will instead pay Death Benefit Proceeds equal to the greater of zero, or: (1) 10% of: the base Policy Specified Amount minus any Indebtedness; minus (2) the lesser of (a) or (b) if the Policy is in a grace period when the Insured dies, where: (a) is any due and unpaid monthly deductions and any other Policy charges; and (b) is the dollar amount of Premium that would meet the requirements of any death benefit guarantee or no-lapse guarantee; and
•	If the Long Term Care Rider II is keeping the policy In Force and the Death Benefit Proceeds are not greater than or equal to: 10% of: the Long-Term Care Specified Amount minus any Indebtedness, Nationwide will instead pay Death Benefit Proceeds equal to 10% of: the Long-Term Care Specified Amount minus any Indebtedness.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period of 10 years and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
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Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
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State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
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The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of nontaxable investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest the policy owner pays on a loan from a policy will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
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Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from life insurance policies as well as gain from its sale or surrender.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule are not available to a life insurance policy transferred in a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements surrounding the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these new reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.
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Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and investment in the contract as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Chronic Illness
The chronic illness rider issued with this policy is intended to qualify under Internal Revenue Code section 101(g)(1) that allows for the tax-free acceleration of a death benefit due to the insured being certified as chronically ill. The rider is not intended to be a qualified long-term care contract under Section 7702B of the Code. The amount of the benefit paid under this chronic illness rider will be tax free up to the same HIPAA per diem limitation established by the Code that applies to a qualified long-term care insurance contract. Any benefit paid in excess of the HIPAA pe diem limitation will be included in the policy owner's gross income. Also, the HIPAA per diem limitation is modified where multiple policies with different owners on the same insured accelerate the death benefit on account of chronic illness whether under a chronic illness rider or a qualified long-term care insurance contract. See Accelerated Death Benefits: Long Term Care. Moreover, the benefit paid may not be tax free where a policy is owned in a business context. Specifically, benefits paid will not be tax free where the policy owner who is not the insured has an insurable interest in the insured because the insured is a director, officer, or employee of the policy owner or because the insured is financially interested in any trade or business carried on by the policy owner. The payment of benefits under the chronic illness rider will be reported on a Form 1099-LTC.
This discussion is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
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Critical Illness
The critical illness rider issued with this policy will pay an accelerated death benefit if the insured is diagnosed with an illness that is covered under this rider such as a heart attack, stroke, etc. Generally, benefits paid under a critical illness rider may be taxable depending on whether the cost paid for a rider are tax deductible to the policyowner. Where the cost is not deductible from the policyholder's taxable income, then the benefits paid are generally tax free. Nationwide expects the benefits paid under the rider will generally be excludible from gross income under Internal Revenue Code section 104(a)(3). However, the benefits may not qualify for this exclusion with certain third-party ownership arrangements.
This discussion is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The long-term care rider issued with this policy will be either a rider that pays a long-term care benefit that is limited to the HIPAA per diem amount or a rider that allows payment of a long-term care benefit that may exceed the HIPAA per diem amount. Under either rider, the amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. If multiple indemnity contracts are owned on a single insured, then the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase to the HIPAA per diem. Therefore, it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
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If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
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Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
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However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
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Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Appendix A: Underlying Mutual Funds Available Under the Policy
The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/GetContract1.asp?clientid=nwvpx&fundid=63866K528.This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to IASVCTR@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
International Stocks	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in policies issued before May 1, 2020 Investment Adviser: AllianceBernstein L.P.	1.15%	(0.71)%	1.08%	2.29%
International Stocks	American Funds Insurance Series® - New World Fund®: Class 2 Investment Adviser: Capital Research and Management Company	1.01%	20.28%	11.41%	6.40%
Bonds	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock Financial Management, Inc.	0.59%*	7.48%	6.91%	6.62%
Asset Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I Investment Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.73%*	19.10%	8.35%	6.93%
Large Cap Stocks	Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A Investment Adviser: DWS Investment Management Americas, Inc.	0.50%	35.49%	18.37%	16.43%
International Stocks	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Adviser: DWS Investment Management Americas, Inc.	0.68%	6.99%	7.48%	7.17%
Asset Allocation	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class Investment Adviser: Dimensional Fund Advisors LP Designation: FF	0.30%*	9.96%	7.68%	-
Bonds	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors LTD, DFA Australia Limited	0.24%	1.54%	2.15%	2.32%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
International Stocks	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors LTD, DFA Australia Limited	0.57%	7.08%	6.98%	7.23%
International Stocks	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors LTD, DFA Australia Limited	0.45%	(3.68)%	3.55%	3.22%
Short-term Bonds	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors LTD, DFA Australia Limited	0.21%	0.74%	1.28%	0.85%
Large Cap Stocks	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Adviser: Dimensional Fund Advisors LP	0.27%	(2.28)%	7.57%	11.04%
Small Cap Stocks	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Adviser: Dimensional Fund Advisors LP	0.38%	0.20%	5.45%	9.43%
Bonds	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors LTD, DFA Australia Limited	0.15%	10.79%	4.69%	-
Bonds	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares) This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Federated Investment Management Company	0.74%*	7.95%	4.61%	3.97%
International Stocks	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class Investment Adviser: Fidelity Management & Research Company	1.06%	30.49%	13.79%	5.73%
Large Cap Stocks	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class Investment Adviser: Fidelity Management & Research Company	0.71%	29.61%	14.92%	13.89%
Specialty	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	0.92%	(31.28)%	(9.65)%	(4.42)%
Large Cap Stocks	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Adviser: Fidelity Management & Research Company	0.73%	43.24%	20.21%	17.40%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
International Stocks	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class Investment Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.	0.89%	14.31%	7.90%	6.98%
Specialty	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class Investment Adviser: Fidelity Management & Research Company	0.76%	(9.86)%	3.19%	7.83%
Asset Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 Investment Adviser: Franklin Advisers, Inc.	0.46%*	1.60%	6.18%	6.44%
Bonds	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2019 Investment Adviser: Franklin Advisers, Inc.	0.51%*	(3.48)%	0.35%	2.00%
Specialty	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Adviser: Goldman Sachs Asset Management, L.P.	1.27%*	5.59%	2.04%	-
Specialty	Guggenheim Variable Fund - Multi-Hedge Strategies This Sub-Account is only available in policies issued before May 1, 2019 Investment Adviser: Guggenheim Investments	1.87%*	5.22%	1.79%	2.31%
Asset Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.80%*	7.81%	6.79%	6.60%
International Stocks	Invesco Oppenheimer V.I. Global Fund: Series I Investment Adviser: Invesco Advisers, Inc.	0.77%*	25.15%	13.46%	11.88%
International Stocks	Invesco Oppenheimer V.I. International Growth Fund: Series I Investment Adviser: Invesco Advisers, Inc.	1.00%*	19.63%	7.71%	8.27%
Small Cap Stocks	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I Investment Adviser: Invesco Advisers, Inc.	0.80%*	14.59%	10.20%	12.03%
Asset Allocation	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Ivy Investment Management Company Designation: FF	1.05%	13.79%	10.04%	9.62%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Ivy Investment Management Company Designation: FF	0.87%	11.47%	6.85%	6.35%
Asset Allocation	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Ivy Investment Management Company Designation: FF	0.93%	12.75%	8.22%	7.89%
Asset Allocation	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Ivy Investment Management Company Designation: FF	0.96%	13.33%	9.01%	8.64%
Asset Allocation	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Ivy Investment Management Company Designation: FF	0.90%	12.12%	7.59%	7.20%
Mid Cap Stocks	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Service Shares) Investment Adviser: Janus Capital Management LLC	0.97%	15.53%	16.10%	15.16%
Specialty	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares) Investment Adviser: Janus Capital Management LLC	0.99%	49.79%	27.28%	20.19%
Bonds	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Adviser: Lord, Abbett & Co. LLC	0.73%	6.78%	4.24%	4.07%
Specialty	MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class Investment Adviser: Massachusetts Financial Services Company	0.78%	5.86%	10.18%	9.37%
Large Cap Stocks	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Adviser: Massachusetts Financial Services Company	0.73%	3.45%	8.95%	11.29%
International Stocks	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class Investment Adviser: Massachusetts Financial Services Company	0.88%*	13.82%	11.15%	8.10%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Mid Cap Stocks	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Adviser: Massachusetts Financial Services Company	0.81%	3.06%	7.99%	11.10%
Asset Allocation	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II Investment Adviser: Capital Research and Management Company, Nationwide Fund Advisors Designation: MF	0.93%*	10.76%	8.94%	9.64%
Bonds	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: DoubleLine Capital LP	1.00%*	3.38%	-	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	1.02%*	10.54%	8.60%	9.18%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.87%*	8.27%	6.40%	6.43%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.91%*	9.68%	7.69%	7.92%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.78%*	6.95%	4.79%	4.28%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.80%*	4.31%	5.33%	-
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.80%*	5.64%	6.53%	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF	0.89%*	9.09%	7.09%	7.21%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.97%*	10.27%	8.20%	8.46%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.84%*	7.82%	5.94%	5.77%
Bonds	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.38%	7.01%	3.96%	3.40%
Bonds	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Neuberger Berman Investment Advisers LLC	0.64%	8.96%	4.79%	4.03%
Cash	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Federated Investment Management Company	0.44%	0.37%	0.80%	0.40%
International Stocks	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.43%	5.54%	5.85%	5.68%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.73%	11.32%	9.20%	9.67%
106

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.67%	8.61%	6.58%	6.58%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.69%	10.56%	8.20%	8.26%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.67%	6.51%	4.59%	4.23%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.55%*	4.35%	5.49%	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.57%*	5.37%	6.69%	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.68%	9.46%	7.37%	7.46%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.70%	10.96%	8.68%	8.83%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.66%	7.95%	5.97%	5.91%
Bonds	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC Designation: FF	0.76%*	7.12%	-	-
International Stocks	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC Designation: FF	0.77%*	13.24%	-	-
107

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Specialty	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y Investment Adviser: Nationwide Fund Advisors Sub-Adviser: J.P. Morgan Investment Management Inc.	0.43%*	0.74%	-	-
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Mellon Investments Corporation	0.61%*	17.98%	15.04%	14.60%
Mid Cap Stocks	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.40%	9.13%	9.55%	11.04%
Mid Cap Stocks	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC	0.95%*	(2.11)%	5.77%	10.04%
Small Cap Stocks	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.07%*	32.72%	16.18%	14.64%
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.24%*	17.17%	13.72%	13.90%
Short-term Bonds	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC	0.54%	3.09%	2.45%	1.87%
Small Cap Stocks	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.61%*	13.15%	9.79%	10.73%
Specialty	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Adviser: PIMCO	2.16%*	0.88%	0.67%	(5.11)%
Large Cap Stocks	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA Investment Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.57%	6.00%	10.24%	12.31%
108

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
International Stocks	Putnam Variable Trust - Putnam VT International Value Fund: Class IA Investment Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited and The Putnam Advisory Company, LLC	0.92%	2.42%	3.99%	4.56%
Specialty	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Adviser: T. Rowe Price Associates, Inc.	0.94%*	27.34%	13.49%	20.50%
Specialty	VanEck VIP Trust - Global Hard Assets Fund: Initial Class Investment Adviser: Van Eck Associates Corporation	1.15%	18.45%	1.72%	(3.66)%
Specialty	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I Investment Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	0.89%*	(5.89)%	5.46%	9.09%
* Indicates amount reflected includes reimbursements and waivers.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
Extended No-Lapse Guarantee Rider
Only the investment options shown below are available for election while this Rider is In Force:
•	the Fixed Account; and/or
•	the indexed interest options; and/or
any combination of the Sub-Accounts listed below:
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
109

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
110

Appendix B: State Variations
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
State	State Law Variations
California	• Right to Cancel – 30 day right to examine and cancel. Refund of the cash value in full, without any deductions for any applicable policy fees. Money will be placed in a fixed account or money-market, stock or bond, unless directed otherwise. If invested in a stock or bond, refund will be the policy’s account value, plus any policy fees paid.
Colorado	• Accidental Death Benefit Rider, Children’s Term Insurance Rider, Spousal Life Insurance Rider – Suicide provision is limited to one year.
Delaware	• Extends spousal rights to any party to a civil union.
Florida	• Right to Cancel period is 15 days; Refund the sum of: (a) the difference between the Premiums paid including any Policy fees or other charges and the amount allocated to any Variable Accounts under this Policy, and (b) the value of the amounts allocated to any Variable Account under the Policy.
•  Long-Term Fixed Account Restrictions - We may not refuse additional Premium payments and/or transfers to the Long-Term Fixed Account on a prospective basis at any time.
•  Asset Rebalancing – We may not limit the number of Sub-Accounts and frequencies available for election.
• Florida does not allow restrictions on assignment.
Illinois	• Extends spousal rights to any party to a civil union.
Maryland	• Spousal Life Insurance Rider not available.
New Jersey	• Spousal Life Insurance Rider – Changed title to Spouse/Civil Union and extends spousal rights to any party to a civil union.
North Dakota	• Children’s Term Insurance Rider, Spousal Life Insurance Rider, Accelerated Death Benefit for Terminal Illness Rider, Long-Term Care Rider – Suicide provision is limited to one year.
Oregon	• Joint Owners are not limited to spouses.
Pennsylvania	• Premium Waiver Rider is not available.
Washington	• Extends spousal rights to any party to a civil union.
111

Appendix C: Indexed Interest Strategies
The available indexed interest strategies are described below. A charge is assessed at the time new Index Segments are created that will reduce the amount allocated or transferred to a capped indexed interest strategy, see Capped Indexed Interest Strategy Charge.
Additionally, the Cash Value will be reduced and no interest will be credited for amounts deducted, transferred, or surrendered from an Index Segment before the Index Segment Maturity Date.
One Year Multi-Index Monthly Average Indexed Interest Strategy
This strategy uses the weighted average monthly value of three reference indexes, excluding dividends, to calculate Index Segment interest: the S&P 500®; the Dow Jones Industrial Average; and the NASDAQ-100®. The value for each reference index is tracked from month-to-month over an Index Segment's 12 month term. On an Index Segment Maturity Date, the monthly values for each reference index are averaged to determine the reference indexes' respective monthly average performance rates. The reference index performance rates are then weighted, with the top-performing reference index weighted 50%, the second best 30%, and the third best 20%. The participation rate, cap rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 3.00% - cap rate, and 1.00% - floor rate.
The monthly average method can increase the likelihood that an Index Segment will receive at least some interest, particularly when the reference indexes experience volatility during an Index Segment's term. However, the result may or may not be favorable.
The two step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rates = (A ÷ B ÷ C) – D, where:
A	is the sum of a reference index's monthly values for each month of the Index Segment's 12 month term;
B	is the length of the Index Segment's term, 12 months;
C	is the reference index's value at the beginning of the Index Segment’s term; and
D	is 1.
Step 2: The respective reference index performance rates are used in the following formula to determine the Index Segment's interest rate: Index Segment interest rate = the lesser of: I and, the greater of: J, and (E + F + G) x H where:
E	is 50% x the greatest reference index performance rate;
F	is 30% x the second greatest reference index performance rate;
G	is 20% x the third greatest reference index performance rate;
H	is the participation rate in effect for the Index Segment;
I	is the cap rate in effect for the Index Segment; and
J	is the floor rate in effect for the Index Segment.
The examples on the following pages demonstrate how interest is calculated for the One Year Multi-Index Monthly Average Indexed Interest Strategy. The examples are for illustrative purposes only.
112

Example 1: Reference Index Performance Rate is greater than the cap rate
Step 1: Calculate Reference Index Performance Rates
Index A: 2278.86 ÷ 2131.33 – 1 =0.0692 = 6.92%
Index B: 11073.32 ÷ 10709.90 – 1 = 0.0339 = 3.39%
Index C: 1269.50 ÷ 1221.34 – 1 = 0.0394 = 3.94%
Step 2: Determine Index Segment interest rate
The reference index performance rates are weighted and added together:
E = 6.92% x 50% = 3.46%
F = 3.94% x 30% = 1.18%
G = 3.39% x 20% = 0.68%
E + F + G = 5.32%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 3%, since 5.32% x 100% = 5.32%, which is greater than 1% but more than 3%.
	Reference Index Values – Example 1
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2187.21	10811.60	1238.02
Month 2	2227.01	11006.88	1260.22
Month 3	2364.06	10703.08	1302.35
Month 4	2263.90	11317.54	1257.26
Month 5	2352.82	12004.13	1351.06
Month 6	2588.09	11342.89	1380.90
Month 7	2362.55	11144.06	1311.46
Month 8	2215.51	10883.49	1267.03
Month 9	2176.53	11102.01	1214.62
Month 10	2219.34	11368.24	1231.86
Month 11	2234.46	10707.68	1286.33
Month 12	2154.78	10488.24	1132.89
Monthly Average Value (A÷B)	2278.86	11073.32	1269.50
Reference Index Performance Rate	6.92%	3.39%	3.94%
113

Example 2: Reference Index Performance Rate is between the cap and floor rates
Step 1: Calculate Reference Index Performance Rates:
Index A: 2198.89 ÷ 2131.33 – 1 = 0.0317 = 3.17%
Index B: 10924.27 ÷ 10709.90 – 1 = 0.0200 = 2.00%
Index C: 1228.16 ÷ 1221.34 – 1 = 0.0056 = 0.56%
Step 2: Determine Index Segment interest rate. The reference index performance rates are weighted and added together:
E = 3.17% x 50% = 1.58%
F = 2.00% x 30% = 0.60%
G = 0.56% x 20% = 0.11%
E + F + G = 2.30%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 2.30%, since 2.30% * 100% = 2.30%, which is greater than 1% but less than 3%.
	Reference Index Values – Example 2
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2111.90	10495.30	1185.49
Month 2	2146.28	10648.77	1195.43
Month 3	2122.75	10507.90	1193.81
Month 4	2151.95	10713.47	1211.59
Month 5	2178.14	10892.18	1227.26
Month 6	2202.11	10992.32	1233.72
Month 7	2238.84	11074.46	1254.57
Month 8	2282.31	11083.76	1265.63
Month 9	2209.50	10905.82	1221.11
Month 10	2216.78	11058.97	1239.17
Month 11	2249.03	11257.81	1250.82
Month 12	2277.12	11460.47	1259.35
Monthly Average Value (A÷B)	2198.89	10924.27	1228.16
Reference Index Performance Rate	3.17%	2.00%	0.56%
114

Example 3: Reference Index Performance Rate is less than the floor rate
First, the One-Year Monthly Average Indexed Interest Strategy tracks the reference indexes’ values each month and then averages them for the 12 month Index Segment term.
Step 1: Calculate Reference Index Performance Rates
Index A: 2147.34 ÷ 2131.33 – 1 =0.0075 = 0.75%
Index B: 10589.73 ÷ 10709.90 – 1 =-0.112 = -1.12%
Index C: 1171.63 ÷ 1221.34 – 1 = -0.0407 = -4.07%
Step 2: Determine Index Segment interest rate
The reference index performance rates are weighted and added together:
E = 0.75% x 50% = 0.38%
F = -1.12% x 30% = -0.34%
G = -4.07% x 20% = -0.81%
E + F + G = -0.77%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 1.00%, since -0.77% * 100% = -0.77%, which is less than 1%.
	Reference Index Values – Example 3
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2088.43	10564.18	1181.07
Month 2	2117.44	10703.71	1191.64
Month 3	2085.68	10564.49	1167.54
Month 4	2117.42	10423.29	1122.68
Month 5	2132.62	10627.09	1130.74
Month 6	2146.56	10672.57	1150.77
Month 7	2148.17	10732.57	1173.54
Month 8	2183.15	10819.64	1178.15
Month 9	2155.41	10876.41	1195.83
Month 10	2190.81	10506.11	1195.52
Month 11	2194.98	10220.01	1175.52
Month 12	2207.44	10366.71	1196.60
Monthly Average Value (A÷B)	2147.34	10589.73	1171.63
Reference Index Performance Rate	0.75%	-1.12%	-4.07%
115

One Year S&P 500® Point-to-Point Indexed Interest Strategy
This strategy uses the change in value of one reference index, excluding dividends to calculate Index Segment interest, the S&P 500®. The change in value of the reference index is tracked from the beginning to the end of an Index Segment's 12 month term. The ending value is subtracted from the beginning value to determine the reference index performance rate. The participation rate, cap rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 3.00% - cap rate, and 1.00% - floor rate.
The point-to-point method can potentially result in higher interest credited, particularly when the reference index experiences stable growth during an Index Segment’s term. However, the result may or may not be favorable.
The two-step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rate = (A ÷ B) - C where:
A	is the reference index value at the end of the Index Segment term;
B	is the reference index value at the beginning of the Index Segment term; and
C	is 1.
Step 2: The reference index performance rate is used in the following formula to determine the Index Segment interest rate to be applied to the Index Segment value remaining after deductions:
Index Segment interest rate = the greater of G and, the lesser of: F, and D x E, where:
D	is the reference index performance rate;
E	is the participation rate;
F	is the cap rate; and
G	is the floor rate.
The examples on the following pages demonstrate how interest is calculated for the One Year S&P 500® Point-to-Point Indexed Interest Strategy. The examples are for illustrative purposes only.
116

Example 1: Reference Index Performance Rate is greater than the cap rate
Step 1:
A = 2350.70
B = 1775.32
C = 1
Index Performance Rate = 2350.70 ÷ 1775.32 – 1 = 32.41%
Applying the guaranteed minimum participation, cap, and floor rates.
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 3%, since 32.41% x 100% = 32.41% which is greater than 1.0% but more than 3.0%.
Example 2: Reference Index Performance Rate is between the cap and floor rates
Step 1:
A = 1819.20
B = 1775.32
C = 1
Index Performance Rate = 1819.20 ÷ 1775.32 – 1 = 2.47%
Applying the guaranteed minimum participation, cap, and floor rates.
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 2.47%, since 2.47%% x 100% = 2.47% which is greater than 1.0% but less than 3.0%.
Example 3: Reference Index Performance Rate is less than the floor rate
Step 1:
A = 1740.88
B = 1775.32
C = 1
Index Performance Rate = 1740.88 ÷ 1775.32 – 1 = -1.94%
Applying the guaranteed minimum participation, cap, and floor rates.
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 1.0%, since -1.94% x 100% = -1.94% which is less than 1.0%.
	Reference Index Value
	Example 1	Example 2	Example 3
Sweep Date	1775.32	1775.32	1775.32
Index Segment Maturity Date	2350.70	1819.20	1740.88
Reference Index Performance Rate	32.41%	2.47%	-1.94%
117

One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy
This strategy uses the change in value of one reference index, excluding dividends, to calculate Index Segment interest, the S&P 500®. The change in value of the reference index is tracked from the beginning to the end of an Index Segment's 12 month term. The ending value is subtracted from the beginning value to determine the reference index performance rate. The participation rate, spread rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 0.25% - floor rate, and the maximum spread rate is 20.00%.
The uncapped point-to-point method can potentially result in higher interest credited, particularly when the reference index experiences a high rate of growth during an Index Segment’s term. However, the result may or may not be favorable.
The two-step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rate = (A ÷ B) - C where:
A = is the reference index value at the end of the Index Segment term;
B = is the reference index value at the beginning of the Index Segment term; and
C = is 1.
Step 2: The reference index performance rate is used in the following formula to determine the Index Segment interest rate to be applied to the Index Segment value remaining after deductions:
Index Segment interest rate = the greater of F, or (D x E) - G, where:
D = is the reference index performance rate;
E = is the participation rate;
F = is the floor rate; and
G = is the spread rate.
The examples on the following pages demonstrate how interest is calculated for the Uncapped One Year S&P 500® Point-to-Point Indexed Interest Strategy. The examples are for illustrative purposes only.
118

Example 1: Reference Index Performance Rate after application of the spread rate is greater than the floor rate
Step 1:
A = 2350.70
B= 1775.32
C = 1
Index Performance Rate = 2350.70 ÷ 1775.32 - 1 = 32.41%
Applying the guaranteed minimum participation and floor rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 12.41%, since 32.41% x 100% = 32.41% - 20% = 12.41%, which is greater than the floor rate of 0.25%.
Example 2: Reference Index Performance Rate after application of the spread rate is less than the floor rate
Step 1:
A = 1819.20
B= 1775.32
C = 1
Index Performance Rate = 1819.20 ÷ 1775.32 - 1 = 2.47%
Applying the guaranteed minimum participation and floor rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 0.25%, since 2.47% x 100% = 2.47% - 20% = -17.53%, which is less than the floor rate of 0.25%.
Example 3: Reference Index Performance Rate after application of the spread rate is less than the floor rate
Step 1:
A = 1740.88
B = 1775.32
C = 1
Index Performance Rate = 1740.88 ÷ 1775.32 – 1 = -1.94%
Applying the guaranteed minimum participation and floor rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 0.25%, since -1.94% x 100% = -1.94% - 20% = -21.94%, which is less than the floor rate of 0.25%.
	Reference Index Value
	Example 1	Example 2	Example 3
Sweep Date	1775.32	1775.32	1775.32
Index Segment Maturity Date	2350.70	1819.20	1740.88
Reference Index Performance Rate	32.41%	2.47%	-1.94%
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The "S&P 500" and the Dow Jones Industrial Average are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by Nationwide. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC ("S&P"); DJIA®, The Dow®, Dow Jones® and Dow Jones Industrial Average are trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Nationwide. Nationwide products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of Nationwide’s products or any member of the public regarding the advisability of investing in securities generally or in Nationwide’s products particularly or the ability of the Dow Jones Industrial Average or the S&P 500 to track general market performance. S&P Dow Jones Indices’ only relationship to Nationwide with respect to the Dow Jones Industrial Average and the S&P 500 is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Dow Jones Industrial Average and the S&P 500 are determined, composed and calculated by S&P Dow Jones Indices without regard to Nationwide’s products. S&P Dow Jones Indices have no obligation to take the needs of Nationwide or the owners of Nationwide’s products into consideration in determining, composing or calculating the Dow Jones Industrial Average or the S&P 500. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Nationwide’s products or the timing of the issuance or sale of Nationwide’s products or in the determination or calculation of the equation by which Nationwide’s products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Nationwide’s products. There is no assurance that investment products based on the Dow Jones Industrial Average and/or the S&P 500 will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Nationwide’s products currently being issued by Nationwide, but which may be similar to and competitive with Nationwide’s products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Dow Jones Industrial Average and/or the S&P 500.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE, THE S&P 500 OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY NATIONWIDE, OWNERS OF NATIONWIDE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE, THE S&P 500 OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND NATIONWIDE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Policy is not sponsored, endorsed, sold or promoted by The NASDAQ, Inc. or its affiliates (NASDAQ, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Policy. The Corporations make no representation or warranty, express or implied to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly, or the ability of the Nasdaq-100 Index to track general stock market performance. The Corporations' only relationship to Nationwide ("Licensee") is in the licensing of the NASDAQ, NASDAQ-100 Index registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Policy. NASDAQ has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the NASDAQ-100 Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Policy to be issued or in the determination or calculation of the equation by which the Policy is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Policy.
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THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF POSSIBILITY OF SUCH DAMAGES.
121

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the policy, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and incorporated by reference into this prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000179265

Nationwide® Variable Universal Life Protector – Series H
Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable life insurance policies are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days. Upon cancellation, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted. For more information, see Right to Cancel (Examination Right).
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Glossary
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initial set at $10 for each Sub-Account.
Additional Term Insurance Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the fixed interest options.
CI Accelerated Death Benefit Payment – The actual net benefit amount Nationwide will pay if the requirements of the Accelerated Death Benefit for Chronic Illness Rider are met. It is equal to a CI Unadjusted Accelerated Death Benefit Payment reduced by applicable charges and adjustments.
CI Eligible Specified Amount – The Base Policy Specified Amount in effect on each respective chronic illness benefit payment date, excluding any Additional Term Insurance Rider Specified Amount and accidental death benefits, after: 1) the death benefit option has been changed to Death Benefit Option 1 (level), if applicable, on the first chronic illness benefit payment date; 2) subtracting any reductions to the Base Policy Specified Amount for benefit payments from any other Riders that accelerate the Death Benefit on the same date and any portion of the Base Policy’s Specified Amount scheduled to terminate in twelve months or less; and 3) adding the dollar amount of any reductions to the Base Policy’s Specified Amount resulting from the payment of all prior CI Accelerated Death Benefit Payments.
CI Proportional Reduction Percentage – The dollar amount of the Base Policy Specified Amount after reduction on a chronic illness benefit payment date divided by the dollar amount of the Base Policy Specified Amount immediately prior to reduction on a chronic illness benefit payment date.
CI Unadjusted Payment Amount – A dollar amount elected by the Policy owner, subject to the CI Eligible Specified Amount and the limitations described in the Accelerated Death Benefit for Chronic Illness Rider, used to calculate CI Accelerated Death Benefit Payments and associated Base Policy Specified Amount reductions. The minimum and maximum CI Unadjusted Accelerated Death Benefit Payment available on a benefit payment date is described in the Rider and Policy Specification Pages.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium – is an amount used in the calculation of the percent of premium charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
CRI Accelerated Death Benefit Payment – The actual net benefit amount Nationwide will pay if the requirements of the Accelerated Death Benefit for Critical Illness Rider are met. It is equal to a CRI Unadjusted Payment Amount reduced by applicable charges and adjustments.
CRI Eligible Specified Amount – The Base Policy Specified Amount in effect on each respective critical illness benefit payment date, excluding any Additional Term Insurance Rider Specified Amount and accidental death benefits, after: 1) the death benefit option has been changed to Death Benefit Option 1 (level) on the first critical illness benefit payment date, if applicable; 2) subtracting any reductions to the Base Policy Specified Amount for benefit payments from the Accelerated Death Benefit for Terminal Illness Rider on the same date, the total of any benefit payments from the Long-Term Care Rider II, and any portion of the Base Policy’s Specified Amount scheduled to terminate in twelve months or less; and 3) adding the dollar amount of any reductions to the Base Policy’s Specified Amount resulting from the payment of all prior CRI Accelerated Death Benefit Payments.
CRI Proportional Reduction Percentage – The dollar amount of the Base Policy Specified Amount after reduction on a critical illness benefit payment date divided by the dollar amount of the Base Policy Specified Amount immediately prior to reduction on a critical illness benefit payment date.

CRI Unadjusted Payment Amount – A dollar amount elected by the Policy owner, subject to the CRI Eligible Specified Amount and the limitations described in the Accelerated Death Benefit for Critical Illness Rider, used to calculate CRI Accelerated Death Benefit Payments and associated Base Policy Specified Amount reductions. The minimum and maximum CRI Unadjusted Accelerated Death Benefit Payment available on a benefit payment date is described in the Rider and Policy Specification Pages.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, adjustments or reductions under the Long-Term Care Rider II, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted as described in How Monthly Charges are Deducted. The Long-Term Fixed Account, indexed interest strategies, and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Index Segment(s) – A division of an indexed interest strategy created by the allocation of Net Premium and/or allocation or transfer of Cash Value to an indexed interest strategy on a Sweep Date.
Index Segment Maturity Date – The scheduled end date of an Index Segment term.
Index Segment Maturity Value - The Cash Value of an Index Segment on its Index Segment Maturity Date, including any Index Segment Interest credited.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider benefit amount adjusted for any post issue increases and decreases.
Long-Term Fixed Account – An investment option that is funded by Nationwide’s general account.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Pending Sweep Transaction – Cash Value being held in the Fixed Account, including attributable accrued interest, pending application to an indexed interest strategy on the next applicable Sweep Date.

Policy Date – The date the policy takes effect as shown in the Policy Specification Pages. Policy years, months, and anniversaries are measured from this date.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Policy Specification Page(s) – The Policy Specification Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Specification Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Premium – Amount(s) paid to purchase and maintain the policy.
Percent of Premium Charge – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Specification Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Sweep Date(s) – The dates on which allocated Net Premium and/or transferred Cash Value are applied to an indexed interest strategy to create a new Index Segment.
TI Accelerated Death Benefit Payment – The actual benefit amount that will be paid under the Accelerated Death Benefit for Terminal Illness Rider if the eligibility and conditions for payment are met. The benefit amount paid is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.
TI Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount elected multiplied by the Base Policy Specified Amount, when a payment is requested under the Accelerated Death Benefit for Terminal Illness Rider. Policy owners do not receive the unadjusted amount because it does not include risk charges and adjustments made due to the premature payment of the Base Policy Specified Amount.

Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.

Table of Contents (continued)

Key Information Table
Important Information You Should Consider About the Policy
FEES AND EXPENSES
Charges for Early Withdrawals	Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $45.29 per $1,000 of Specified Amount. For example, for a policy with a $100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,529.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.
Transaction Charges	The policy owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Capped Indexed Interest Strategy Charge – Assessed upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
See Standard Policy Charges.
Ongoing Fees and Expenses (periodic charges)	In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (see Standard Policy Charges and Policy Riders and Rider Charges). Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.
A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.15% [1]	9.20% [1]

RISKS
Risk of Loss	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Risks Associated with Investment Options (the Subaccounts and the general account options)	• Investment in this policy is subject to the risk of poor investment performance of ]the investment options chosen by the policy owner.
•  Each investment option and each general account option will have its own unique risks.
• Review the prospectuses for the underlying mutual funds before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).

RISKS
Policy Lapse	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.

For more information, see Principal Risks and Lapse.
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the policy See Addition, Deletion, or Substitution of Mutual Funds.
Optional Benefits	• Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.
•  Certain optional benefits limit or restrict the investment options available for investment.
•  Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already in force.
For more information, see Policy Riders and Rider Charges.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
• Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. Partial and full surrenders from the policy may be subject to taxes, may be taxed as ordinary income, and may be subject to a tax penalty.
For more information, see Taxes.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional to recommend this policy over another investment (see A Note on Charges).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy after determining, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy in Taxes).
1
As a percentage of underlying mutual fund assets.

Overview of the Policy
Purpose
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Premiums
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Net Premium, loan repayments, and Cash Value may be allocated among general account options and/or variable investment options available in the policy.
The policy currently offers two types of general account options, fixed interest options and indexed interest options, see Risk of Allocating Cash Value to the General Account Options. As general account options, amounts credited to these investment options are dependent on Nationwide’s financial strength and claims paying ability.
The policy currently offers two types of general account options, fixed interest options and indexed interest options, see Risk of Allocating Cash Value to the General Account Options. As general account options, amounts credited to these investment options are dependent on Nationwide’s financial strength and claims paying ability.
The fixed interest options offered under the policy are the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an effective annual rate, see Fixed Interest Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Interest Options Transfers.
The indexed interest options offered under the policy use the change in value of reference indexes as factors in the calculation of interest credited to Index Segments. Interest is calculated and applied on Index Segment Maturity Dates; however, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for:
•	full and partial surrenders;
•	policy and Rider charge deductions; or
•	policy loans, including due and unpaid policy loan interest charged.
See Indexed Interest Options.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Policy.
Payment of insufficient Premium may cause the policy to Lapse.
Policy Features
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.

Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
For additional information, see Standard Death Benefit Options.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in the Guaranteed Policy Continuation provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Transfer Requests
Policy owners may request to transfer allocations between the fixed interest options and Sub-Accounts daily. Policy owners may request to transfer allocations to the indexed interest options daily that will create one or more Index Segments on the Sweep Date coinciding with or next following the date of the transfer request, see How Index Segments Work. Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).

Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider II
•	Overloan Lapse Protection Rider
•	Children's Term Insurance Rider
•	Long-Term Care Rider II
•	Long-Term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit for Terminal Illness Rider
•	Accelerated Death Benefit for Chronic Illness Rider
•	Accelerated Death Benefit for Critical Illness Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	Extended No-Lapse Guarantee Rider
For additional information, see Policy Riders and Rider Charges.
Fee Table
The following tables describe the fees and expenses that a policy owner will pay when buying, owning, and surrendering or making partial surrenders from the policy. Please refer to the Policy Specifications Pages of your policy for information about the specific fees you will pay based on the options you have elected.
The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. Except where noted, charges are deducted from the policy's Cash Value as described in How Monthly Charges are Deducted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment	Maximum: $100 per $1,000 of Premium	Currently: $60 per $1,000 of Premium
Capped Indexed Interest Strategy Charge[2]	Upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate	Maximum: 2.00% of Cash Value applied to create an Index Segment	Currently: 0.50% of Cash Value applied to create an Index Segment
Service Fee[3]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge4†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $45.29 per $1,000 of Specified Amount	Minimum: $0.87 per $1,000 of Specified Amount
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000; Death Benefit Option 1; and a complete surrender of the policy in the first year	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$17.93 per $1,000 of Specified Amount from the policy's Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[1]	The maximum Percent of Premium Charge shown is the guaranteed maximum rate that may be charged in any policy year, see Percent of Premium Charge.
[2]	Capped Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.
[3]	The policy owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[4]	For policies issued prior to May 1, 2021, the maximum Surrender Charge is $44.53. The maximum Surrender Charge calculation assumes: the requirement for a policy without surrender charges is not met on the Policy Date; the Insured is a female; issue age 61; tobacco; and a full surrender is taken during the first four policy years. The minimum Surrender Charge calculation assumes: the requirement for a policy without surrender charges is not met on the Policy Date; the Insured is a female; issue age 0; non-tobacco; and a full surrender is taken during the 10th policy year, see Surrender Charges.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Base Contract Charges (Periodic Charges)
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge1†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge[3]	Monthly	Maximum: $0.42 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years	Currently: $0.00 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years

Base Contract Charges (Periodic Charges)
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Per $1,000 of Specified Amount Charge4 †	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.10 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.17 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually and at the time of certain events and transactions	Maximum: 4.50% of outstanding policy loan	Currently: 4.50% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 85; policy year 35; standard tobacco; and any Total Specified Amount. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is either male or female; Attained Age 121; any underwriting classification; any Total Specified Amount; and any policy year on or after the policy anniversary the Insured reached Attained Age 121. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
[3]	The maximum Percent of Sub-Account Value Charge represents the maximum amount that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts.
[4]	The maximum Per $1,000 of Specified Amount Charge calculation assumes: any policy year; male; issue age 85; any Total Specified Amount; and any Death Benefit Option is in effect. The minimum charge calculation assumes: policy years 1-15; female; non-tobacco preferred plus; Issue Age 35; Total Specified Amount of $5,000,000 or more; and Death Benefit Option 1 is in effect.
5
The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Optional Benefit Charges (Rider Charges)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider II Charge1†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Rider Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Rider Specified Amount
Representative: an Attained Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount

Optional Benefit Charges (Rider Charges)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Long-Term Care Rider Charge2†	Monthly	Maximum: $12.90 per $1,000 of Long-Term Care Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Long-Term Care Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Long-Term Care Rider Net Amount At Risk
Spouse Life Insurance Rider Charge3†	Monthly	Maximum: $10.23 per $1,000 of Spouse Life Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Spouse Life Insurance Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge4†	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit Rider Specified Amount	Minimum: $0.05 per $1,000 of Accidental Death Benefit Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Waiver of Monthly Deductions Rider Charge5†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge6†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Extended No-Lapse Guarantee Rider Charge[7]	Monthly	Maximum:
		400% of the sum of the guaranteed maximum cost of insurance charge for the policy, and Additional Term Insurance Rider if elected, plus the guaranteed maximum charges for all other In Force Riders	Minimum: 5% of the sum of the current cost of insurance charge for the policy, and Additional Term Insurance Rider if elected, plus the current charges for all other In Force Riders

Optional Benefit Charges (Rider Charges)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Representative: an Issue Age
35 male in the first policy year, preferred non-tobacco with a Total Specified Amount of $500,000, Death Benefit Option 1, a maximum Attained Age election of 90, and no other Riders are attached to the policy.	Monthly	44.50% of the sum of the current cost of insurance charge for the policy, and Additional Term Insurance Rider if elected, plus the current charges for all other In Force Riders
Additional Term Insurance Rider Charges†
Additional Term Insurance Cost of Insurance Charge[8]	Monthly	Maximum: $83.34 per $1,000 of Additional Term Insurance Rider Death Benefit	Minimum: $0.01 per $1,000 of Additional Term Insurance Rider Death Benefit
Representative: an Issue Age 35 male, in the first policy year; preferred non-tobacco with an Additional Term Insurance Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.01 per $1,000 of Additional Term Insurance Rider Death Benefit
Per $1,000 of Additional Term Insurance Rider Specified Amount Charge[9]	Monthly	Maximum: $3.14 per $1,000 of Additional Term Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Additional Term Insurance Rider Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non-tobacco with a Additional Term Insurance Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.19 per $1,000 of Additional Term Insurance Rider Specified Amount
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $47.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit for Terminal Illness Rider Charge10†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00

Optional Benefit Charges (Rider Charges)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of Cash Value
Accelerated Death Benefit for Chronic Illness Rider Charge†
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge†
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[1]	The maximum Long-Term Care Rider II charge assumes: the Insured is a female; Issue Age 80, single non-tobacco; and elected benefit percentage of 4% of the Long-Term Care Specified Amount. The minimum charge assumes: the Insured is either male or female and is Attained Age 100; and any underwriting classification.
[2]	The maximum Long-Term Care Rider Charge assumes: the Insured is a female; Attained Age 99; standard tobacco; with a Substandard Rating table E. The minimum charge assumes: the Insured is either male or female and is Attained Age 100; and any underwriting classification.
[3]	The maximum Spouse Life Insurance Rider Charge assumes: the Rider’s insured is a male; Attained Age 69, standard tobacco, with a Substandard Rating table F, a flat extra charge of $1.25 per $1,000 per month, and a Spouse Life Insurance Rider Specified Amount of $25,000. The minimum charge assumes: the Rider’s insured is female, Attained Age 21, standard non-tobacco, no Substandard Rating or Flat Extra Charge; and a Spouse Life Insurance Rider Specified Amount of $100,000.
[4]	The maximum Accidental Death Benefit Rider Charge assumes: the Insured is Attained Age 69 with a Substandard Rating of table P. The minimum charge assumes: the Insured is Attained Age 5 with no Substandard Rating.
[5]	The maximum Waiver of Monthly Deductions Rider Charge assumes: the Insured is Attained Age 59 with a Substandard Rating of table H. The minimum charge assumes: the Insured is male; Attained Age 18; with no Substandard Rating.
[6]	The maximum Premium Waiver Rider Charge assumes: monthly Premium payments of $1,000; the Insured is female; Attained Age 64; with a Substandard Rating of table H. The minimum charge assumes: monthly Premium payments of $1,000; the Insured is male; Attained Age 18; and any underwriting classification.
[7]	The maximum Extended No-Lapse Guarantee Rider charge rate applies to all policies. The minimum charge assumes the Insured is Issue Age 70, male, tobacco, with no Substandard Rating. Other sets of assumptions may also produce the minimum charge.
[8]	The monthly Additional Term Insurance Rider cost of insurance charge is a product of the Rider's monthly cost of insurance rate and the Rider death benefit. The maximum charge assumes: the Insured is either male or female and Attained Age 119; policy year 75; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount. The minimum charge assumes: the Insured is female; issue age 4; policy year 1; Total Specified Amount of at least $5,000,000 or more; and Death Benefit Option 1 is in effect.
[9]	The maximum Per $1,000 of Additional Term Insurance Rider Specified Amount charge calculation assumes: any policy year; male; issue age 85; any Total Specified Amount; and any Death Benefit Option is in effect. The minimum charge calculation assumes: policy years 1-15; female; non-tobacco preferred plus; Issue Age 35; Total Specified Amount of $5,000,000 or more; and Death Benefit Option 1 is in effect.
[10]	The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment. The maximum Accelerated Death Benefit for Terminal

Illness Rider Charge assumes: an interest rate discount of 15%; a risk charge of 5%; and a one year life expectancy for the Insured. The minimum charge assumes: an interest rate discount of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to three months.
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy. Including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.15%	9.20%
Principal Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience,morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Allocating Cash Value to the General Account Options
Interest credited to, and availability of, Cash Value allocated to the general account options(the Fixed Account, Long-Term Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the guaranteed minimum interest crediting rates.
Additionally, the policy owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options.
Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
General Account Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Transfers for details about restrictions that apply to transfers to and from the fixed interest options. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contracts. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Nationwide Life and Annuity Insurance Company
The policy is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.
Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.

Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the general account options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Policy. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day

•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
General Account Options
There are two types of general account options under this policy: the fixed interest options and the indexed interest options. Nationwide's obligations under the fixed interest options and indexed interest options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts, and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed interest options. For the indexed interest options, Nationwide bears the investment risk of guaranteeing the minimum participation rate, cap rate, and floor rate, see Indexed Interest Strategies Interest Crediting.

Note: Interest credited to the general account options on a current basis in excess of the guaranteed minimums is not guaranteed. Nationwide may offer promotional rates for new issues and/or In Force policies that may not be sustainable for long periods of time. In addition, interest credited on a non-guaranteed basis varies over time, is rarely the same year-over-year, and may be limited to the guaranteed minimum for extended periods of time.
Because of exemptive and exclusionary provisions, interests in the general account options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Disclosure regarding the general account options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Fixed Interest Options
There are currently two fixed interest options available under the policy: the Fixed Account and the Long-Term Fixed Account.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Net Premium allocated and/or Cash Value transferred to the fixed interest options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
The effective annual rate Nationwide declares for the fixed interest options will never be less than 1.00%. Contact the Service Center for information regarding current fixed interest option interest crediting rates, see Contacting the Service Center.
Interest Crediting on Long-Term Fixed Account
Nationwide anticipates that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate. Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations, see Premium Payments, Partial Surrenders, and Fixed Interest Options Transfers. However, longer investment durations may not always produce higher returns. Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate. The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.
Interest Crediting Risks for Fixed Interest Options
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed minimum interest crediting rate for the fixed interest options. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Cash Value transfers. Interest credited to the fixed interest options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Restrictions on Transfers to and from the Fixed Interest Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed interest options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed interest options, see Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options.

Indexed Interest Options
Nationwide believes that the indexed interest options are in substantial compliance with the conditions set forth in Section 989J(a) (1) – (3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and, therefore, qualify for an exemption from registration under the federal securities laws. As Nationwide general account options, the values of the indexed interest options do not vary according to the performance of a separate account. In addition, the products in which the indexed interest options are offered satisfy standard non-forfeiture laws applicable to life insurance. Accordingly, Nationwide has a reasonable basis for concluding that the indexed interest options provide sufficient guarantees of principal and interest through Nationwide’s General Account to qualify for the exclusion from the Securities Act of 1933 provided by Section 3(a)(8).
There are currently three indexed interest options ("indexed interest strategies") available under the policy.
•	The One Year Multi-Index Monthly Average Indexed Interest Strategy uses three indexes, the S&P 500®, The Dow Jones Industrial Average℠, and the NASDAQ-100®. Interest is calculated using a weighted blend of the monthly average performance of these three indices over a one year period.
•	The One Year S&P 500® Point-to-Point Indexed Interest Strategy and the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy use one index, the S&P 500®. Interest is calculated using the performance of the S&P 500® over a one year period.
There is a charge associated with the indexed interest strategies that use a cap rate to calculate interest, see Capped Indexed Interest Strategy Charge.
Indexed Interest Strategies Interest Crediting
The indexed interest strategies use the change in value of designated market indexes ("reference index performance"), and other factors, to calculate interest for Index Segments. The Cash Value in the indexed interest strategies is not actually invested in the stock market or any securities, and does not participate in dividends. Interest credited to the indexed interest strategies will be paid from Nationwide’s general account and will be subject to Nationwide’s financial strength and claims paying ability.
If reference index performance is favorable, the indexed interest strategies offer the potential for greater interest crediting than the fixed interest options. If reference index performance is unfavorable or negative, the indexed interest strategies may credit less than the fixed interest options.
The factors used to calculate Index Segment interest are:
•	The reference index performance from the Sweep Date on which an Index Segment is created to that Index Segment’s maturity date. Each indexed interest strategy has its own method of calculating reference index performance for the Index Segments.
•	One of the following:
❍	a cap rate that is the maximum interest that will be credited to an Index Segment even if reference index performance is greater; or
❍	a spread rate that is the maximum amount by which reference index performance will be reduced, after application of the participation rate, in determining interest credited to an Index Segment.
•	A participation rate that is the percentage of positive reference index performance used up to the cap rate or reduced by the spread rate, as applicable.
•	A floor rate that is the minimum interest that will be credited even if the result of the interest calculation would otherwise be less.
Comparison of Spread Rate versus Cap Rate Versions of Indexed Interest Strategies
Cap rates are used to manage the risk Nationwide assumes in guaranteeing indexed interest calculation components in advance and the cost of purchasing financial instruments to support the guarantees. Assessing a capped indexed interest strategy charge when an Index Segment is created allows the cap rate to be set higher than it would be if no charge was assessed. Spread rates are an alternative approach to managing the risk and cost of guaranteeing indexed interest calculation components.

When reference index performance is higher, the capped version of an indexed interest strategy may limit credited interest when compared to the uncapped version of an indexed interest strategy. When reference index performance is low to moderate, the spread rate of an uncapped version of an indexed interest strategy may limit credited interest when compared to the capped version of an indexed interest strategy.
How the One Year S&P 500® Point-to-Point Indexed Interest Strategy and One Year uncapped S&P 500® Point-to-Point Indexed Interest Strategy perform in different hypothetical scenarios using the participation, floor and cap or floor rates shown:
Hypothetical Reference Index Performance	One Year S&P 500® Point-to-Point Indexed Interest Strategy Cap Rate: 10% Participation Rate: 100% Floor Rate: 1.00%	One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy Spread Rate: 4.50% Participation Rate: 100% Floor Rate: 0.25%
-4%	1%	0.25%
6%	6%	1.50%
8%	8%	3.50%
15%	10%	10.50%
32%	10%	27.5%
Based on the assumptions shown, performs best when reference index increases approximately:	0% to 14.50%	14.50% and up
For details regarding the available indexed interest strategies and how Index Segment interest is calculated see Appendix C: Indexed Interest Strategies.
How Index Segments Work
Index Segments are created on Sweep Dates by the allocation of Net Premium, loan repayments, and/or transfer of Cash Value to an indexed interest strategy. Amounts allocated or transferred to an indexed interest strategy are held in the Fixed Account as Pending Sweep Transactions until an applicable Sweep Date, see Indexed Interest Options Transfers and Indexed Interest Options Allocations. Sweep Date frequency may be different for each indexed interest strategy and is subject to change. Nationwide guarantees that Sweep Dates will be offered at least quarterly. Contact the Service Center for information regarding current Sweep Date frequencies, see Contacting the Service Center.
Each Index Segment will have current participation, cap or spread, and floor rates declared at the time an Index Segment is created. Current participation, cap or spread, and floor rates for new Index Segments may vary based on market conditions and the costs associated with guaranteeing the current rates for an Index Segment, but will never be less than the minimum rates stated in the Policy Specification Pages. Once established for an Index Segment, the current participation, cap or spread, and floor rates are guaranteed for the duration of the Index Segment. Contact the Service Center for information regarding current participation, cap or spread, and floor rates, see Contacting the Service Center.
On Index Segment Maturity Dates, reference index performance and interest crediting rates are calculated for the Index Segments. Any resulting interest is then applied to the Index Segment Maturity Value. See Indexed Interest Options Transfers for information regarding reallocation or transfer of the Index Segment Maturity Value.
Interest Crediting Risks for the Indexed Interest Strategies
The policy owner assumes the risk that interest credited to an Index Segment may not exceed the guaranteed minimum floor rate due to unfavorable reference index performance. The policy owner also assumes the risk that interest credited to the indexed interest options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Additionally, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for full and partial surrenders, policy and Rider charge deductions, for policy loans including due and unpaid policy loan interest charged.
Order of Processing from the Indexed Interest Strategies
When policy and Rider charges, partial surrenders, loans and loan interest are deducted from the indexed interest strategies, they will be deducted in the following order:

(1)	from the Index Segment Maturity Value of any Index Segments of the One Year S&P 500® Point-to-Point Indexed Interest Strategy until exhausted, then
(2)	from the Index Segment Maturity Value of any Index Segments of the One Year Multi-Index Monthly Average Indexed Interest Strategy until exhausted; then
(3)	from the Index Segment Maturity Value of any Index Segments of the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy until exhausted, then
(4)	from any unmatured Index Segments of the One Year S&P 500® Point-to-Point Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted; then
(5)	from any unmatured Index Segments of the One Year Multi-Index Monthly Average Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted; then
(6)	from any unmatured Index Segments of the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted.
Transfers to and from the Indexed Interest Strategies
Prior to the policy's Maturity Date, the policy owner may make transfers into the indexed interest strategies. These transfers will be in dollars. Requested transfers out of the indexed interest strategies are only permitted on Index Segment Maturity Dates. See Indexed Interest Options Transfers for details about transfers to and from the indexed interest options.
Availability of the Indexed Interest Strategies
Nationwide reserves the right to add one or more indexed interest strategies. Nationwide may also close one or more of the indexed interest strategies to new allocations and transfers. Any existing Index Segments in a closed indexed interest strategy will be permitted to continue until the end of the applicable Index Segment term. Before an indexed interest strategy is closed, Nationwide will provide the policy owner and any assignee with written notice.
If an indexed interest strategy becomes unavailable, any Index Segments Maturity Value that would otherwise be applied to the unavailable indexed interest strategy, will be held in a money market Sub-Account until new written instructions to transfer to another investment option are received from the policy owner.
Discontinuance or Substitution of Reference Indexes
Nationwide may discontinue or substitute a reference index used in an indexed interest strategy if the reference index is no longer published, if the licensing agreement is not renewed by Nationwide or the licensor, or the calculation of the reference index substantially changes. If a reference index is replaced, Nationwide will select a replacement in its sole discretion. Where an indexed interest strategy uses more than one reference index, Nationwide may adjust the method of calculating Index Segment interest, rather than substituting a comparable index. In the event that Nationwide replaces any of the reference indexes or adjusts the method of calculating Index Segment interest for an indexed interest strategy, Nationwide will provide the policy owner and any assignee with written notice.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Interest Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed interest options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed interest options. Contact the Service Center for information regarding restrictions in effect for the fixed interest options at the time of a Premium payment or transfer request, see Contacting the Service Center.
Fixed Interest Options Restrictions
Transfers to and/or from the fixed interest options may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months.
Fixed Account Restrictions
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted; and
•	A request to transfer Cash Value from the Fixed Account will only be applied to non-Pending Sweep Transaction Cash Value unless the instruction specifically requests a transfer from a Pending Sweep Transaction.

Amounts transferred to the fixed interest options may be credited interest at different rates, see Fixed Interest Options. Transfers from the fixed interest options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:
(1)	$5,000; or
(2)	10% of the policy's Long-Term Fixed Account value as of the last Policy Monthaversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Interest Option Restriction
Nationwide may refuse Net Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed interest options to be greater than 50% of the policy's total Cash Value.
Amounts transferred to the fixed interest options may be credited interest at different rates, see Fixed Interest Options. Transfers from the fixed interest options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Indexed Interest Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers to the indexed interest options. These transfers will be in dollars.
Transfers from the indexed interest options are restricted as follows:
•	Transfers from the indexed interest options are not permitted, except for Index Segment Maturity Value on Index Segment Maturity Dates.
Transfers to the indexed interest options are processed as follows:
•	Transfers to the indexed interest options are applied to the Fixed Account as a Pending Sweep Transaction on the day on which the transfer request is received.
•	The policy owner may change instructions for, or transfer, Pending Sweep Transaction amounts at any time prior to the end of business on the applicable Sweep Date.
•	On the applicable Sweep Date, after processing for monthly deductions and other policy charges, loans and partial surrenders, Pending Sweep Transactions are allocated to the indexed interest strategies according to the transfer instructions in effect on the Sweep Date.
Transfer of Index Segment Maturity Value
•	On Index Segment Maturity Dates, Index Segment Maturity Value (in excess of any amount required to satisfy monthly deductions and other policy charges assessed, partial surrenders, and/or amounts transferred to the policy loan account) will be transferred to policy investment options according to your allocation instructions in effect for Index Segment Maturity Value, subject to the terms and conditions described in Transfers Among and Between the Policy Investment Options.
•	Any Index Segment Maturity Value that cannot be applied to the Long-Term Fixed Account and/or Fixed Account due to applicable transfer restrictions, will be held in a money market Sub-Account until new instructions are received.
•	If the policy owner has not provided specific instructions for transfer of Index Segment Maturity Value, it will be applied to create a new Index Segment in the same indexed interest strategy from which it matured.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life and Annuity Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Specification Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.

Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, Long-Term Fixed Account, or the indexed-interest options, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.

If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide normally uses the medical or paramedical method to assign underwriting classes, which may require a medical examination. Nationwide may also offer an accelerated underwriting option with limited underwriting classes that generally does not require a medical examination, if the proposed Insured qualifies. If offered, prospective purchasers may opt out of accelerated underwriting for normal underwriting which can result in a more or less favorable underwriting classification and accordingly lower or higher policy charges. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Specification Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured’s age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Specification Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.

Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the fixed interest options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed interest options based upon the allocation instructions in effect at the time.
Net Premium allocated to the indexed interest options will be applied to the Fixed Account until the next applicable Sweep Date after the right to cancel period expires.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance. Refunds of Premium will be processed from the policy investment options in the order described in How Monthly Deductions Are Processed.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated to the Sub-Accounts and fixed interest options according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed interest options allocations:

(1)	Nationwide may refuse Premium allocations, including initial Premium, to the fixed interest options that would cause the total value of amounts allocated to the fixed interest options to exceed 50% of your policy's total Cash Value; and
(2)	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, will not be permitted:
(a)	to exceed $500,000 in any 12 month period (determined on a rolling basis considering any Premium payment allocations during the 12 months prior to the Valuation Period during which we receive a Premium payment); and/or
(b)	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.
Nationwide may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.
Premium allocations to the indexed interest options will be applied to the Fixed Account as a Pending Sweep Transaction on the day they are received. On the applicable Sweep Date, Pending Sweep Transactions will be allocated to the indexed interest strategies, after processing for monthly deductions and other policy charges, loans and partial surrenders, according to the allocation instructions in effect on the day on which the Net Premium was received, unless changed by any transfer requests received in the meantime.
The policy owner may change how future Premium will be allocated at any time while the policy is In Force by notifying Nationwide in writing.
Conditional Reduction of the Cost of Insurance Rate
The policy is eligible for a reduction of the cost of insurance rate if:
(1)	Death Benefit Option 1 is in effect on the Policy Date and has not been changed; and
(2)	an accumulated premium test (described below) is met on certain testing dates beginning with the eligibility date stated in the Policy Specification Pages.
Eligibility for the cost of insurance rate reduction ends if the accumulated premium test is not met on the 35th policy anniversary or upon termination of the policy, see Terminating the Policy.
The accumulated premium test is met if on the test dates the total premium paid minus any loans, partial surrenders, or returned premium is greater than or equal to the sum of the required monthly premium in effect for each respective month the policy has been In Force. If the accumulated premium test is satisfied on the 35th policy anniversary, testing will continue using the accumulated premium value calculated on the 35th policy anniversary. If on the 35th policy anniversary the accumulated premium test is not met, eligibility for the reduction will terminate and testing will stop.
The required monthly premium varies by the Insured’s sex, Issue Age and underwriting classifications, the Total Specified Amount, elected Riders and any coverage changes. The required monthly premium is stated in the Policy Specification Pages. The guaranteed minimum reduction factor is 25%. Any cost of insurance rate reduction applied will not be recaptured for any reason.
Nationwide may discontinue offering this cost of insurance rate reduction at any time on a prospective basis for new issues.
The cost of insurance rate reduction, if earned, will be calculated and applied as follows:
•	Beginning on the eligibility date stated in the Policy Specification Pages and each Policy Monthaversary thereafter up to and including the 35th policy anniversary if the policy is In Force and not in a grace period and the accumulated premium test is met, Nationwide will apply the cost of insurance reduction.
•	The reduction is calculated by multiplying the cost of insurance rates for the policy and Additional Term Insurance Rider by the reduction percentage.
There is no separate additional charge for this reduction feature, Nationwide will provide it through a reduction in its profit.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:

•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the general account options, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value, Lapse protection provided by the Guaranteed Policy Continuation Provision, or Lapse protection provided by the Extended Death Benefit Guarantee Rider, if elected, would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Per $1,000 of Specified Amount Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown in the Policy Specification Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a policy owner may elect to transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account or the indexed interest strategies;

•	any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•	a percent of Sub-Account value charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Service Fee.

IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Other Benefits Available Under the Policy
In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the Death Benefit Guarantee Period, the policy will not Lapse if premium requirements are satisfied	• Standard	• The Monthly Death Benefit Guarantee Premium can change due to action by the policy owner
• When the Death Benefit Guarantee Period ends, the policy may be at risk of Lapse
For more information, see Guaranteed Policy Continuation Provision
Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	• Optional	• Subject to eligibility requirements to invoke the Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account and may not be transferred out
• No further loans or withdrawals may be taken from the policy
Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	• Optional	• No longer available for new issues
• Only available for policies for which the guideline premium/cash value corridor life insurance qualification test is elected
• Subject to eligibility requirements to invoke the Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account and may not be transferred out
• No further loans or withdrawals may be taken from the policy
Children’s Term Insurance Rider	Provides term life insurance on the Insured’s children	• Optional	• Insurance coverage for each insured child continues until the earlier: (1) the policy anniversary on or next following the date the Insured’s child turns age 22, or (2) the policy anniversary on which the Insured reaches Attained Age 65

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	• Optional	• Underwriting and approval of the Rider are separate and distinct from that of the policy
• Long-Term Care Specified Amount must be at least $100,000 and no more than the maximum determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the Rider
• Subject to an elimination period before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all long-term care costs incurred
• The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.
Long-Term Care Rider	Accelerates a portion of the Total Specified Amount for qualified long-term care services	• Optional	• Only available for new or In Force policies in states where the Long-Term Care Rider II is not approved
• Underwriting and approval of the Rider are separate and distinct from that of the policy
• If purchased six months or more after the Policy Date, new evidence of insurability is required
• Long-Term Care Specified Amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the Rider
• Subject to an elimination period before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all long-term care costs incurred
• The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date.
Spousal Life Insurance Rider	Death benefit payable upon death of the Insured Spouse	• Optional	• No longer available for new issue or post-issue election • Insured must be between Attained Age 21 and 59 • Insured Spouse must be between Attained Age 18 and 69 when the Rider is elected

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	• Optional	• The Rider only applies to the single Insured under the base policy
• Requested Percentage must not exceed 50% of the Base Policy Specified Amount
• Amount of the accelerated death benefit payment must be at least $10,000 and cannot exceed $250,000
• The minimum Base Policy Specified Amount for the policy must still be met after processing the acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits
Accelerated Death Benefit for Chronic Illness Rider	Provides for the chronic illness benefit payments	• Optional	• Subject to eligibility requirements
• Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim
• Subject to annual and lifetime dollar amount limitations
• 90-day waiting period applies for the first claim; waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit option 1
• Partial Surrenders and Indebtedness will reduce benefits
• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits
Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	• Optional	• Subject to eligibility requirements
• Insured must have one of the qualifying critical illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount limitations
• Death Benefit must be changed to Death Benefit option 1
• Partial Surrenders and Indebtedness will reduce benefits
• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits
Accidental Death Benefit Rider	Payment of a benefit in addition to the Death Benefit upon the Insured’s accidental death	• Optional	• Subject to eligibility requirements for accidental death
• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 5 and before the policy anniversary on which Insured reaches Attained Age 65
• Coverage continues until Insured reaches Attained Age 70

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Premium Waiver Rider	Provides a month credit to the policy upon the Insured’s total disability	• Optional	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep the policy from Lapsing
• Cannot be elected if the Waiver of Monthly Deductions Rider is elected
Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	• Optional	• No longer available for new issue or post-issue election • May be purchased until the Insured reaches Attained Age 85 • If purchase after the Policy Date, evidence of insurability is required
Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	• Optional	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the policy from Lapsing
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Specification Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Specification Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating and Base Policy Specified Amount, and elected Riders and optional features, whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see Fee Table.
How Monthly Charges are Deducted
The Percent of Sub-Account Value Charge is deducted proportionally from the Cash Value in the Sub-Accounts, unless Directed Monthly Deductions are elected. All other monthly charges, unless the policy owner elects Directed Monthly Deductions, are taken from the policy investment options successively until each is exhausted in the following order: first proportionally from the Sub-Accounts, then from the Fixed Account, excluding Pending Sweep Transactions, then from the Pending Sweep Transactions, then from the Long-Term Fixed Account, then from the indexed interest strategies as described in Order of Processing from the Indexed Interest Strategies, see Indexed Interest Options. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how loan interest is credited and charged, see Policy Loans.
Percent of Premium Charge
Nationwide deducts a percent of Premium charge from each Premium payment applied to a policy. The percent of Premium charge is intended to compensate Nationwide for federal and state taxes including Premium taxes, distribution expenses, expenses related to the sale and issuance of the policy, funding the required reserve associated with the policy, and to provide a margin for profit. The Premium tax component is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
The percent of Premium charge rate may vary by the length of time since the Policy Date, the Insured's Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating, the policy's Specified Amount and coverage provided by any elected riders, and Premium paid to date.
On a guaranteed basis, the maximum percent of Premium charge rate is 10%. Currently, Nationwide charges 6% of each Premium.
Nationwide may waive some or all of the percent of Premium charge on the initial Premium paid into a policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
Capped Indexed Interest Strategy Charge
A capped indexed interest strategy charge is assessed at the time an Index Segment is created in one of the indexed interest strategies that uses a cap rate to calculate Index Segment interest. The charge will be deducted from the amount being applied to the Index Segment. This charge is intended to compensate Nationwide for the costs of hedging and investment related expenses associated with the capped indexed interest strategies. The capped indexed interest strategy charge is calculated by multiplying the dollar amount applied to a capped indexed interest strategy by the applicable capped indexed interest strategy charge rate. The capped indexed interest strategy charge rates may vary by capped indexed interest strategy and the date on which an Index Segment is created, but will never exceed 2.00%. On a current basis, the charge will be no more than the current floor rate for an Index Segment minus 0.25%.
Service Fees
Nationwide may charge a fee to cover the administrative cost of processing certain policy owner service requests such as requests for:
•	policy loans;
•	copies of transaction confirmations and statements; and
•	illustrations of future benefits and values.
Although Nationwide currently waives service fees, it may elect in the future to assess a service fee. The guaranteed maximum service fee is $25.00 per request. Service fees are not deducted from the policy and must be paid by check or money order at the time the service is requested. In the event Nationwide charges a fee for an illustration of future benefits and values, one report per policy year will be provided free of charge.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Surrender Charge
Policies without Surrender Charges
Policies issued with illustrated net Premium, Premium minus any illustrated policy loans and surrenders, that is equal to or greater than $100,000 by the end of the tenth policy year will be issued with no surrender charges for all policy years. This is due to Nationwide paying compensation to the broker-dealer firm spread over a period of five policy years, rather than in the year in which the Premium is received, when the policy is issued with qualifying illustrated net Premium. This may create a conflict of interest for your financial professional. Consult your financial professional. Failure to meet the illustrated net Premium will not result in imposition of a surrender charge.
Policies with Surrender Charges
If the requirement for a policy without surrender charges is not met on the Policy Date, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified Amount, see Base Policy Specified Amount Decreases. Surrender charges are deducted from the policy investment options in the same order as monthly deductions are taken, see How Monthly Charges are Deducted. The surrender charge is intended to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records, with a margin for profit and overall expenses.
The Base Policy Specified Amount in effect on the Policy Date and any increase of the Base Policy Specified Amount (referred to as segments) will each have their own separate surrender charge table in the Policy Specification Pages. The surrender charge for each Base Policy Specified Amount segment, when added together, will equal the total surrender charge.
The surrender charge for each Base Policy Specified Amount segment of coverage may vary by the Insured's Attained Age, sex, rate class, rate type, any Substandard Rating, and the segment's Specified Amount on the Policy Date or date an increase segment becomes effective, and length of time a segment has been in effect.
Generally, surrender charges will be greater for Insureds who are older or have a tobacco rate type and less for Insureds who are younger or have a non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. A policy owner should request an illustration from his/her financial professional to determine how various levels of coverage impact the policy’s surrender charge.
When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage.
The actual surrender charge deducted will be a decreasing percentage of the initial surrender charge for each Base Policy Specified Amount segment of coverage, as set forth in the following table:
Reduction of Surrender Charges

Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge by Issue Age
	0-65	66	67	68	69	70+

1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
2	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
3	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
4	100.00%	100.00%	100.00%	100.00%	100.00%	87.50%
5	91.67%	91.00%	90.00%	87.50%	84.99%	75.00%
6	83.33%	82.00%	80.00%	75.00%	69.98%	62.50%
7	75.00%	73.00%	70.00%	65.00%	59.99%	50.00%
8	66.67%	64.00%	60.00%	55.00%	47.48%	37.50%
9	58.33%	55.00%	50.00%	45.00%	34.99%	25.00%
10	50.00%	46.00%	40.00%	35.00%	25.00%	12.50%

Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge by Issue Age
	0-65	66	67	68	69	70+
11	41.67%	37.00%	32.50%	25.00%	12.50%	0.00%
12	33.33%	28.00%	25.00%	15.00%	0.00%	0.00%
13	25.00%	19.00%	12.50%	0.00%	0.00%	0.00%
14	16.67%	10.50%	0.00%	0.00%	0.00%	0.00%
15	8.33%	0.00%	0.00%	0.00%	0.00%	0.00%
16+	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
* The surrender charge duration may vary based on the law in the state where the policy is issued.
Base Policy Specified Amount Decrease
For purposes of determining the applicable surrender charge, requested decreases of the Base Policy Specified Amount will be treated as coming from the most recent increase first. Partial decreases of the Base Policy Specified Amount will result in a proportional surrender charge deduction.
Base Policy Specified Amount decreases that occur as a result of a partial surrender or change in death benefit option will not be assessed a surrender charge at the time of the policy change. Instead, the surrender charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all surrender charges, including any deferred surrender charge, will be deducted.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted monthly as described in How Monthly Charges are Deducted. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits to be paid under the policy, compensation for assuming lapse and investment risks, with a margin for profit and overall expenses.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The Net Amount At Risk for an In Force policy will vary by factors including the Base Policy Specified Amount, Total Specified Amount (if applicable), death benefit option, elected life insurance qualification test, and the policy’s Cash Value, including Investment Experience, interest crediting, payment of Premium, partial surrenders, and policy and Rider charges. The cost of insurance rate will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, how long the policy has been In Force, death benefit option, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown in the Policy Specification Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and each Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Specification Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in Fee Table.

Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Percent of Sub-Account Value Charge
The Percent of Sub-Account Value Charge is deducted monthly as described in How Monthly Charges are Deducted. The charge may vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge is intended to compensate Nationwide for assuming the risk associated with mortality, operational expenses, regulatory changes, and state and federal taxes, with a margin for profit and overall expenses. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed Percent of Sub-Account Value Charge is equal to an annualized rate of $5.00 per $1,000 of all Cash Value allocated among the policy’s Sub-Accounts for all policy years. The Percent of Sub-Account Value Charge that is currently assessed is $0.00.
This means that on a current basis, the Percent of Sub-Account Value Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted monthly as described in How Monthly Charges are Deducted. The charge is intended to compensate Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $10 per month in all policy years. The maximum guaranteed charge is $20 per month in all policy years.
Per $1,000 of Specified Amount Charge
A per $1,000 of Specified Amount charge is deducted monthly as described in How Monthly Charges are Deducted. The per $1,000 of Specified Amount charge is intended to compensate Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the policy, with a margin for profit and overall expenses.
The Base Policy Specified Amount in effect on the Policy Date and any increase of the Base Policy Specified Amount will each have their own respective charge rate. Once a charge rate has been established for a Base Policy Specified Amount segment of coverage, it will remain the same for the life of the policy regardless of any changes to the policy. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, Nationwide may charge less than the guaranteed maximum rate.
The monthly per $1,000 of Specified Amount charge rate for each Base Policy Specified Amount segment of coverage may vary by the Base Policy Specified Amount, Total Specified Amount and Insured’s Attained Age, sex, rate class, rate type, and any Substandard Ratings in effect on the Policy Date or effective date of an increase.
Monthly per $1,000 of Specified Amount charge rates are generally lower for Insureds who are younger and in good health and larger Total Specified Amounts. A policy owner should request an illustration from his/her financial professional to determine how various levels of coverage, and Death Benefit option impact the cost of the policy.
The charge is calculated by dividing the Base Policy Specified Amount in effect on the Policy Date, and the amount of each increase in the Base Policy Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The charges for each Base Policy Specified Amount segment, when added together, will equal the total monthly per $1,000 of Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed.
Nationwide may assess the monthly per $1,000 of Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 15 years measured from the Policy Date for the initial Base Policy Specified Amount or the effective date of any increase of the Base Policy Specified Amount.

Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (percent of premium charge, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Additionally, when the policy is purchased through a distributor that generally has lower associated policy expense characteristics due to commission arrangements and/or total Premium we may reduce one or more policy charges. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum (145% of Premiums paid during the first two Policy Years up to the Commissionable Target Premium, plus 6% of any Premium paid in excess of the Commissionable Target Premium during the first two Policy Years, and 5% of Premium paid after the second Policy Year). Commission may also be paid on a levelized basis. If a levelized commission is paid, it will not exceed 75% of first year Premium and 25% of renewal Premium after the first year. Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed [_____]% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners, see Variable Investment Options and Addition, Deletion or Substitution of Mutual Funds.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.

The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Policy Loans in Taxes.
Overloan Lapse Protection Rider II
A policy owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
For policies with applications signed on or after ________, 2021, all policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting).
For policies with applications signed prior to ________, 2021:
•	For policies for which the cash value accumulation life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider II (state law permitting).
•	For policies for which the guideline premium/cash value corridor life insurance qualification test was elected, this Rider is not available.
The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);
•	The Insured is Attained Age 65 or older;
•	The policy is currently In Force and has been In Force for at least 15 years; and
•	For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.
The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider II is irrevocable.
Additionally, Nationwide will adjust the policy as follows:

(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
EXAMPLE:
Assume a policy is currently In Force and stands as follows:
Cash value accumulation life insurance qualification test
Attained Age 77
Policy in its 23rd policy year
Death Benefit Option 2
Total Specified Amount: $500,000
Indebtedness: $195,000
Long-term care benefits paid: $120,000
Cash Value: $375,000
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) Death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing it to $319,875.
(3) The Total Specified Amount will be reduced to $390,315 as this is the Minimum Required Death Benefit.
(4) The non-loaned Cash Value ($124,875) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(6) The indebtedness ($195,000) will continue to grow at the policy’s loan charged rate.
Overloan Lapse Protection Rider II Charge
The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test.
If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.

Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
For policies with applications signed on or after ________, 2021, the Overloan Lapse Protection Rider is no longer available for new issues.
For policies with applications signed prior to ________, 2021, and for which the guideline premium/cash value corridor life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 94% to 99% based upon the Insured's Attained Age);
•	The Insured is Attained Age 65 or older;
•	The policy is currently In Force and has been In Force for at least 15 years; and
•	All amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy

(except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
EXAMPLE:
Assume a policy is currently In Force and stands as follows:
Attained Age 71
Policy in its 27th policy year
Death Benefit Option 1
Total Specified Amount: $700,000
Indebtedness: $627,000
Cash Value: $660,000
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) Death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the rider will be $29,370 ($660,000 x 4.45%) and will be deducted from the Cash Value, reducing it to $630,630.
(3) The Total Specified Amount will be remain at $700,000 since it is already lower than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value ($3,630) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The indebtedness ($627,000) will continue to grow at the policy's loan charged rate.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 4.75% as shown in the Rider.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
EXAMPLE:
For example, assume the Children’s Term Insurance Rider Specified Amount is $15,000 and the Insured has two children that meet the definition of Insured Child. If one of the children dies, $15,000 will be paid to the named beneficiary. The rider would remain active since there is still one Insured Child.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children’s Term Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider II
Subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for this Rider.
There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center.
Long-Term Care Rider II Benefit
The benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Total Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value.
This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of:

(1)	an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or
(2)	twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or
(3)	1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness
The maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount or Total Specified Amount, changes to the HIPAA per diem amount, or Indebtedness.
A policy owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
EXAMPLE:
Assume the Long-Term Care Rider II Specified Amount is $400,000 and the elected percentage is 3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 3% of the LTC Specified Amount ($12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base Policy Specified Amount minus Indebtedness.
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured.
In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.
Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders
While Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.

•	Death Benefit: If the policy is not being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Total Specified Amount or Cash Value in calculating the Death Benefit.
If the policy is being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Total Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the policy owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature.
•	Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.
•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.
•	Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. If the Accelerated Death Benefit for Chronic Illness Rider is issued with the policy and this Rider is later applied for and issued, the Accelerated Death Benefit for Chronic Illness Rider will terminate and cannot be re-added to the policy even if this Rider is later terminated.
•	Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Referral Service
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Terminating the Rider
The Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the

Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, see Impact of Invoking the Long-Term Care Rider on the Policy and other Riders.
Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid.
Long-Term Care Rider II Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings.
The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
Availability
This Rider is only available for new or In Force policies in states where the Long-Term Care Rider II is not approved. Contact the Service Center for information regarding availability.
Subject to availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for the Long-Term Care Rider.
There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy.
Long-Term Care Rider Benefit
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
(1)	2% of Long-Term Care Specified Amount in effect; or
(2)	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness.

A policy owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
EXAMPLE:
Assume the Long Term Care Rider Specified Amount is $500,000. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 2% of the LTC Specified Amount ($10,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $500,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base Policy Specified Amount minus Indebtedness.
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide.
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date.
Impact of Invoking the Long-Term Care Rider on the Policy and other Riders
While Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, additional Premium may be necessary to prevent the policy from Lapsing.
•	Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the base Policy Specified Amount minus any Indebtedness will be paid.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.

•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.
Terminating the Rider
This Rider will terminate when the policy matures, the Insured dies, the Overloan Lapse Protector Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Rider Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting class, and any Substandard Ratings.
The Long-Term Care Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.

Availability
For policies with applications signed on or after May 1, 2020, the Spouse Life Insurance Rider is no longer available for election for new issues or post-issue election.
For policies with applications signed prior to May 1, 2020, this Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)	the request must be submitted in writing to the Service Center;
(2)	the conversion right must be exercised while both:
(a)	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
(a)	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.

The Spouse Life Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accelerated Death Benefit for Terminal Illness Rider
This Rider is automatically issued with the policy.
The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a non-correctable terminal illness. A terminal illness is an illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose.
Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider:
•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.
•	The effective date of the Rider must be at least two years before the Maturity Date.
•	Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).
•	Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.
•	The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.
•	The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.
•	A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.
•	The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors.
If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values.
Accelerated Death Benefit for Terminal Illness Rider Charges
Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.
The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page.
The interest rate used for the interest rate discount component will never be greater than 15%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody’s Corporate Bond Yield – Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%. In the event that Moody’s Corporate Bond Yield- Monthly Average Corporates is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner.

The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%.
This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy.
Calculation of the Accelerated Death Benefit
When making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage."
The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable.
The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge

EXAMPLE:
For example: Assume the Base Policy Specified Amount is $100,000 and the Requested Percentage of the Base Policy Specified Amount is 50%. Also assume that there are aggregate outstanding policy loans in the amount of $10,000 and there is unpaid Premium of $500. The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.
Using the above assumptions, here is how the accelerated Death Benefit would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

Eligibility and Conditions for Payment
The following eligibility and conditions apply for payment under the Rider:
•	The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance elected via Rider under the policy.
•	Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated death benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.
•	Nationwide must receive satisfactory evidence that the Insured has a non-correctable terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, policy owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.
Accelerated Death Benefit for Chronic Illness Rider
The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders.
Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.
Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted.
Availability
For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured meets Nationwide’s underwriting requirements for this Rider.
This Rider is only available for issue on the Policy Date. If this Rider is issued with the policy and the Policy owner later applies for and is issued the Long-Term Care Rider II, this Rider will terminate.
Eligibility Requirements
To invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life.
In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date.
Proof of care services received or expenses incurred is not required.

Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:
•	the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;
•	applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;
•	the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;
•	Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and
•	the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment.
Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions
A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed:
(1)	the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;
(2)	any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and
(3)	a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment.
A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment.
Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy
Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date.
On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Payment Amount.
The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:
(1)	a mortality assumption which may vary by the Attained Age and sex of the Insured; and
(2)	an interest rate that will not exceed the greater of:
(a)	the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or
(b)	the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date.
On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy

Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.
A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values.
If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage:
(1)	if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender, and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and
(2)	any required Premium for the policy, policy features, and any other attached Riders.
Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.
Impact of Partial Surrenders and Indebtedness on Rider Benefits
Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment.
Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment an additional policy loan repayment or Premium payment may be required to keep the policy In Force.
Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other Riders
Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.
Accelerated Death Benefit for Terminal Illness
If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.
Accelerated Death Benefit for Critical Illness
If the Insured makes a claim for benefits under a Rider that permits acceleration of the death benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the death benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.
Waiver of Monthly Deductions
At any time when chronic illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.
Overloan Lapse Protection
Upon invoking an overloan lapse protection rider, this Rider will terminate.

Extended No-Lapse Guarantee Rider
The Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.
Claims
Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.
Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.
Terminating the Rider
This Rider terminates on the earliest of the following:
(1)	the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider or add a rider that provides long-term care benefits;
(2)	upon termination of the policy to which this Rider is attached;
(3)	an overloan lapse protection Rider, if applicable, is invoked; or
(4)	the Insured’s date of death.
Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.

Calculation of the Accelerated Death Benefit for Chronic Illness
The CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
SA post	=	SApre – Upmt * SARF
PRP	=	SApost / SApre
CV post	=	CVpre x PRP
Where:
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
ADB	=	CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AC	=	Administrative Charge
SA post	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SA pre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
CV post	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CV pre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment

EXAMPLE:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of $250. The Base Policy Specified Amount reduction factor in this example is 1.5.
Using the above assumptions, the CI Accelerated Death Benefit Payment and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:
PRP	=	[($500,000 – 1.5 x $100,000) / $500,000
		$350,000 / $500,000
		0.7
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
SA post	=	$500,000 - $100,000 x 1.5
	=	$350,000
CV post	=	$40,000 x 0.7
	=	$28,000
Accelerated Death Benefit for Critical Illness Rider
The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5.
Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.
Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted.
Availability
For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy for which the Insured meets Nationwide’s underwriting requirements for this Rider.
Eligibility Requirements
To invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider:
•	cancer;
•	stroke;
•	heart valve replacement/repair;
•	heart attack;
•	kidney failure;
•	major organ transplant;
•	paralysis; or
•	sudden cardiac arrest.
Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center.
Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:
•	the qualifying critical illness condition was not the basis of a prior approved claim under this Rider;
•	the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;
•	applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;
•	the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;
•	Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and
•	the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment.
Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions
A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed:

(1)	the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;
(2)	any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and
(3)	a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment.
A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment.
Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy
Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date.
On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Payment Amount.
The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:
(1)	a mortality assumption which may vary by the Attained Age and sex of the Insured; and
(2)	an interest rate that will not exceed the greater of:
(a)	the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or
(b)	the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date.
On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.
A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values.
If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage:
(1)	if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and
(2)	any required Premium for the policy, policy features, and any other attached Riders.
Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.

Impact of Partial Surrenders and Indebtedness on Rider Benefits
Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment.
Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment an additional policy loan repayment or Premium payment may be required to keep the policy In Force.
Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other Riders
Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.
Accelerated Death Benefit for Terminal Illness
If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.
Accelerated Death Benefit for Chronic Illness
If the Insured makes a claim for benefits under a Rider that permits acceleration of the death benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.
Waiver of Monthly Deductions
At any time when critical illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.
Overloan Lapse Protection
Upon invoking an overloan lapse protection rider, this Rider will terminate.
Extended No-Lapse Guarantee Rider
The Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CRI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.
Claims
Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.
Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.
Terminating the Rider
This Rider terminates on the earliest of the following:

(1)	the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider;
(2)	upon termination of the policy to which this Rider is attached;
(3)	an overloan lapse protection Rider, if applicable, is invoked; or
(4)	the Insured’s date of death.
Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.
Calculation of the Accelerated Death Benefit for Critical Illness
The CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
SA post	=	SApre – Upmt * SARF
PRP	=	SApost / SApre
CV post	=	CVpre x PRP
Where:
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
ADB	=	CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AC	=	Administrative Charge
SA post	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SA pre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
CV post	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CV pre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment

EXAMPLE:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of $250. The Base Policy Specified Amount reduction factor in this example is 3.5.
Using the above assumptions, the CRI Accelerated Death Benefit Payment and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:
PRP	=	[($500,000 – 3.5 x $20,000) / $500,000
$430,000 / $500,000
0.86
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
SA post	=	$500,000 - $20,000 x 3.5

EXAMPLE:
$430,000
CV post	=	$80,000 x 0.86
$68,800
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
EXAMPLE:
The following example assumes the requirements above for the Rider are met.
Assume a policy with Death Benefit Option 1, the Base Policy Specified Amount is $500,000 and the benefit under the Accidental Death Benefit Rider is $100,000. Upon the death of the Insured the total benefit paid would be $600,000.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
EXAMPLE:
Assume:
• the Premium Waiver Rider Specified Premium is $700
• the Insured has been totally disabled for six consecutive months
• at the time of disability, the Policy was in its 8th year and the Attained Age was 59, and
• the Premiums paid over the 36 months prior to the disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was $670 ($24,120 divided by 36), a monthly credit of $670 will be applied to the policy until the Attained Age reaches 65, or until the Insured is no longer disabled, if sooner.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Availability
For policies with applications signed on or after May 1, 2020, the Additional Term Insurance Rider is no longer available for election for new issues or post-issue election.

For policies with applications signed prior to May 1, 2020, subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked;
•	the date the policy terminates; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
EXAMPLE:
Assume the Base Specified Amount is $500,000, the Death Benefit Option is 2, the Cash Value is $40,000 and the Additional Term Insurance Rider Specified Amount is $300,000. Upon the death of the Insured, if there is no Indebtedness and no Long Term Care benefits have been paid, the Base Death Benefit Proceeds will be $540,000 and the Additional Term Insurance Death Benefit Proceeds will be $300,000, for a total of $840,000.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Additional Term Insurance Rider Charges
A monthly Additional Term Insurance Rider cost of insurance charge and a monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge will be deducted if the Rider is elected. These charges are deducted monthly as described in How Monthly Charges are Deducted. Because these charges are deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Additional Term Insurance Rider Cost of Insurance Charge
The Additional Term Insurance Rider cost of insurance charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
Per $1,000 of Additional Term Insurance Rider Specified Amount Charge
The per $1,000 of Additional Term Insurance Rider Specified Amount charge is compensates Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the Rider.

The Additional Term Insurance Rider Specified Amount when the Rider issued and any increase of the Additional Term Insurance Rider Specified Amount will each have their own respective charge rates. Once a guaranteed charge rate has been established for an Additional Term Insurance Rider Specified Amount segment of coverage, it will remain the same while the Rider remains In Force regardless of any changes to the Additional Term Insurance Rider Specified Amount. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, we may charge less than the guaranteed maximum rate.
The per $1,000 of Additional Term Insurance Rider Specified Amount charge rate for each per $1,000 of Additional Term Insurance Rider Specified Amount segment of coverage may vary by the per $1,000 of Additional Term Insurance Rider Specified Amount, Total Specified Amount, Insured’s Attained Age, and death benefit option in effect, sex, rate class, rate type, and any Substandard Ratings in effect when the Rider is issued or effective date of an increase.
Monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge rates are generally lower for Insureds who are younger and in good health, larger Total Specified Amounts, and policies with Death Benefit Option 1. A policy owner should request an illustration from his/her financial professional to determine how various levels of coverage and Death Benefit option impact the cost of the policy.
The charge is determined by dividing the Additional Term Insurance Rider Specified Amount in effect on the Rider’s effective date, and the amount of each increase in the Additional Term Insurance Rider Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The charges for each Additional Term Insurance Rider Specified Amount segment, when added together, will equal the total monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed.
Nationwide may assess the monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 7 years measured from the Rider’s effective date for the initial Additional Term Insurance Rider Specified Amount or the effective date of any increase of the Additional Term Insurance Rider Specified Amount.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
EXAMPLE:
Assume:
• the Waiver of Monthly Deductions Rider is elected,
• the Insured has been totally disabled for six consecutive months, and
• at the time of disability, the Attained Age was 57
The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated for one of the reasons stated above.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended No-Lapse Guarantee Rider
This Rider is only available for election at the time of application for the policy. If this Rider is elected, the available investment options may be limited, see Allocation Restrictions.
At the time of application the policy owner must elect a maximum Attained Age of the Insured at which this Rider will terminate. This election is irrevocable. The maximum Attained Ages available for election are provided at the time of application.
Note: The Lapse protection provided by this Rider begins after the protection provided under the Guaranteed Policy Continuation Provision of the policy ends. Before electing this Rider, a policy owner should consult his/her financial professional to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable under the Guaranteed Policy Continuation Provision of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
Rider Benefit
This Rider provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy from Lapsing due to unfavorable Investment Experience.
While this Rider is In Force, a "no-lapse guarantee value" value is calculated. The no-lapse guarantee value is a reference value only and is not impacted by unfavorable Investment Experience. Because the no-lapse guarantee value is not affected by unfavorable Investment Experience, planned premium payments and frequencies guaranteed to keep the policy In Force can be illustrated based on policy owner selected assumptions, including:
•	an Attained Age of the Insured;
•	policy and Rider coverage elections in effect on the Policy Date;
•	any planned future policy changes such as increases or decreases in coverage, Rider additions or terminations; and

•	any planned partial surrenders, policy loans, and loan repayments.
Managing the policy as illustrated is important to maintaining the planned no-lapse guarantee. Any deviation from the illustrated amount or timing of premium payments, policy changes, partial surrenders, loans, and loan repayments, may result in the need to pay additional premium to keep the Lapse protection provided by this Rider in effect. To assist the policy owner in keeping the policy on track, Nationwide applies the premium factor to the no-lapse guarantee value as of the Policy Monthaversary at the beginning of the policy month in which the premium was received.
How this Rider Works
If the Cash Surrender Value of the policy is not sufficient to cover policy and Rider charges, the policy will not enter a Grace Period or Lapse if:
(1)	the protection provided by the Guaranteed Policy Continuation Provision has ended;
(2)	this Rider has not terminated; and
(3)	the Rider’s no-lapse guarantee value, minus any Indebtedness, is greater than zero.
The no-lapse guarantee value is calculated as follows:
(1)	the prior day’s no-lapse guarantee value; plus
(2)	no-lapse guarantee interest factors; plus
(3)	premium and loan repayments received; minus
(4)	no-lapse guarantee policy and Rider charge factors; minus
(5)	partial surrenders and any policy loans requested.
The no-lapse guarantee value is a reference value only, it is not available for surrender or policy loans. The no-lapse guarantee factors are only used in the calculation of the no-lapse guarantee value, they are not actually assessed against premium or Cash Value. The no-lapse guarantee value factors vary by the amount of premium received in a Policy Year, the applicable Account, the length of time since the Policy Date, the Insured’s Issue Age, sex rate class, rate type, rate class multiple, any monthly flat extra rating on the Policy Date, the Base Policy Specified Amount (Total Specified Amount if the Additional Term Insurance Rider is elected and is In Force), at the time the charge factor is assessed or an interest factor is credited, and election of other riders.
The no-lapse guarantee interest and policy and Rider charge factors are described in the Rider and Policy Specification Pages.
If the policy is being kept In Force by its Guaranteed Policy Continuation Provision, the Rider’s no-lapse guarantee value may become negative. It may grow more negative over time as no-lapse guarantee value factors continue to be accrued. Additional premium may be required to prevent Lapse of the policy and/or Rider after the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, including any negative value.
If the policy is being kept In Force by this Rider, the Cash Surrender Value may become negative. It may grow more negative over time as monthly deductions continue to be accrued. Payment of additional premium may be required to prevent Lapse of the policy when the Insured reached the maximum Attained Age elected under this Rider, including any negative Cash Surrender Value.
EXAMPLE:
Assume:
• the Extended No-Lapse Guarantee Rider is active,
• the Maximum Attained Age elected at issue was 90,
• the policy’s Guaranteed Policy Continuation Provision no longer applies,
• the Extended No-Lapse Guarantee Value minus Indebtedness is greater than zero, and
• the Net Surrender Value is $300

EXAMPLE:
If, at the next Monthaversary, the monthly deductions are greater than $300, the policy will be kept In Force through Attained Age 89 as long as the Extended No-Lapse Guarantee Value minus Indebtedness remains greater than zero.
Changes to Insurance Coverage
The no-lapse guarantee factors may be affected by changes to your policy. New no-lapse guarantee factors will apply from the effective date of any changes to the policy including Base Policy Specified Amount or Additional Term Insurance Rider Specified Amount increases or decreases, Rider additions or terminations, partial surrenders, death benefit option changes, and changes to the rate class, rate type, rate class multiple or any flat extra rating. Revised Policy Specification Pages will be issued reflecting any of these changes to insurance coverage.
In addition to the conditions listed in the policy, no change will take effect unless either the Cash Surrender Value or no-lapse guarantee value minus Indebtedness is sufficient after the change to keep your policy In Force for at least three months.
Rider Grace Period, Lapse, and Reinstatement
This Rider can Lapse independently from the policy. After the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, the Rider will enter a grace period when the no-lapse guarantee value minus Indebtedness is zero or less and the Cash Surrender Value of the Policy remains sufficient to pay the policy charges. The grace period will last for sixty-one days from the date we mail you notice. A reminder notice will be sent at least 30 days prior to Lapse. Lapse of the Rider can be prevented by payment of Net Premium sufficient to increase the no-lapse guarantee value to zero, plus the amount required to keep the policy In Force for an additional three months.
If the Rider Lapses, it can only be reinstated before the protection provided by the policy’s Guaranteed Policy Continuation Provision ends by payment of Net Premium sufficient to increase the no-lapse guarantee value to zero, plus the amount required to keep the policy In Force for an additional three months.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Only the investment options shown in Appendix A: Underlying Mutual Funds Available Under the Policy are available for election. The list of permitted investment options is subject to change upon written notice. If there are changes to the permitted investment options list, they will be effective on a going forward basis for all new and In Force policies. Policy owners will be allowed to remain in any existing investment options, subject to continued availability, see Addition, Deletion, or Substitution of Mutual Funds and Availability of Indexed Interest Strategies.
Note: Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. Refer to Appendix A: Underlying Mutual Funds Available Under the Policy for more information regarding availability.
The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed in Appendix A: Underlying Mutual Funds Available Under the Policy. Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider.
Termination of the Extended No-Lapse Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:

•	the Insured reaches the elected maximum Attained Age;
•	the Rider Lapses;
•	the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked;
•	the policy terminates; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
•	Upon termination of the Rider, benefits will no longer be available, the investment option restrictions will no longer apply, and the Rider charge will no longer be assessed.
Extended No-Lapse Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The initial Base Policy Specified Amount, and any initial Additional Term Insurance Rider Specified Amount, and any increases in coverage are separate segments of coverage. Each segment of coverage will have its own applicable Rider charge rate.
The monthly Rider charge for a segment of coverage is calculated by multiplying the applicable Rider charge rate by the sum of (a) the policy’s monthly cost of insurance per $1,000 of Net Amount At Risk charge for each segment of coverage, and if elected the Additional Term Insurance Rider's monthly cost of insurance charge for each segment of coverage; and (b) the monthly charge for any other elected optional riders that are covered by this Rider.
The monthly Rider charge rates for each segment of coverage may vary by the Insured’s Issue Age, sex, most recent rate class, rate type, rate class multiple and any flat extra rating, death benefit option in effect, other optional riders elected, elected maximum Attained Age, length of time the policy has been In Force, and the Base Policy Specified Amount (Total Specified Amount if the Additional Term Insurance Rider is elected and is In Force), at the time the charge is assessed.
The monthly Rider charge is deducted monthly as described in How Monthly Charges are Deducted. Because the monthly Rider charge is deducted from Cash Value, purchase of this Rider may reduce the Cash Surrender Value of the policy and the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later. Nationwide reserves the right to require dollar cost averaging transfers to be at least $100 dollars.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
to any other Sub-Account or the indexed interest strategies. Certain Sub-Accounts or indexed interest strategies may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy and Appendix C: Indexed Interest Strategies for details on Sub-Account and indexed interest strategy availability. Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units or Index Segments when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.

Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) and general account options based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the general account options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:

(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;

(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider II, the Overloan Lapse Protection Rider, the Extended No-Lapse Guarantee Rider, the Long Term Care Rider, and the Long Term Care Rider II.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the general account options less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to the "policy loan account" (which is part of Nationwide’s general account). Transferring Cash Value to the policy loan account reduces the policy owner’s investments in the Sub-Accounts, fixed interest options, and indexed interest options. Unless the policy owner requests transfer from a single Sub-Account or the Fixed Account, collateral amounts are transferred from the Cash Value in the same order as monthly deductions are taken, see How Monthly Charges are Deducted, to the policy loan account. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated in the Policy Specification Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the general account options.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 4.50%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.

If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and credit interest earned on collateral to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because the Percent of Premium Charge is deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will first be applied to repay any portion of the outstanding loan balance that was transferred from the Long-Term Fixed Account first, Nationwide may require any portion of a loan transferred from the Fixed Account to be repaid to the Fixed Account. Any remaining amount will be applied to the Sub-Accounts, fixed interest options, and indexed interest options according to the allocation instructions in effect for Net Premium, unless you direct otherwise. Allocations of loan repayments to the fixed interest options are subject to the same restrictions as Premium, see Premium Payments.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the

Extended No-Lapse Guarantee Rider, or by invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Death Benefit Guarantee Period shown in the Policy Specification Pages. During the Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Death Benefit Guarantee Premium required is stated in the Policy Specification Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Death Benefit Guarantee Premium may change. A change will result in reissued Policy Specification Pages which will show the new Monthly Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	during the Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•	if the Extended No-Lapse Guarantee Rider is elected and the Death Benefit Guarantee Period has ended, the amount of Premium that will satisfy the Rider.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;

(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Cash Value will be applied to the policy investment options according to the policy owner’s most recent allocation instructions for Net Premium.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 5% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per month. The minimum amount of any partial surrender request is $500. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 20% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:

(1)	the Percent of Sub-Account Value Charge; plus
(2)	the Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance; plus
(5)	the Per $1,000 of Specified Amount Charge.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated in the Policy Specification Pages, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If the policy owner takes a partial surrender, unless the policy owner requests processing from a single Sub-Account or the Fixed Account, it will be processed in the same order as monthly deductions are taken, see How Monthly Charges are Deducted. Restrictions on partial surrenders from the Long-Term Fixed Account will apply. The total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period is limited to the greater of:
(1)	$5,000; or
(2)	10% of the Cash Value in the Long-Term Fixed Account determined as of the Policy Monthaversary, coinciding with or last preceding the date 12 months prior to the beginning of the Valuation Period during which Nationwide received the request. If the request is received within one month after the first policy anniversary, the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Standard Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long Term Care Rider II is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies.

While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. Note: For policies with applications signed prior to ___________, 2021, if the cash value accumulation test was elected, the Overloan Lapse Protection Rider was not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.

Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, there will be adjustments to the surrender charges.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:

(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account, except that any existing indexed interest segments will be allowed to mature prior to transfer;
(5)	if applicable, the Long-Term Care Rider II will terminate;
(6)	if applicable, the Long-Term Care Rider will remain in effect;
(7)	if applicable, the Additional Term Insurance Rider will terminate;
(8)	no additional Premium payments will be permitted;
(9)	no additional monthly periodic charges will be deducted;
(10)	loan interest will continue to be charged on Indebtedness; and
(11)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Minimum Long Term Care Rider II Death Benefit Proceeds
If Long Term Care Rider II benefits have been paid and the Rider is In Force when the Insured dies, the policy will provide minimum Death Benefit Proceeds as follows:
•	If the Long Term Care Rider II is not keeping the policy In Force and the Death Benefit is not greater than or equal to 10% of: the Base Policy Specified Amount minus any Indebtedness, Nationwide will instead pay Death Benefit Proceeds equal to the greater of zero, or: (1) 10% of: the base Policy Specified Amount minus any Indebtedness; minus (2) the lesser of (a) or (b) if the Policy is in a grace period when the Insured dies, where: (a) is any due and unpaid monthly deductions and any other Policy charges; and (b) is the dollar amount of Premium that would meet the requirements of any death benefit guarantee or no-lapse guarantee; and
•	If the Long Term Care Rider II is keeping the policy In Force and the Death Benefit Proceeds are not greater than or equal to: 10% of: the Long-Term Care Specified Amount minus any Indebtedness, Nationwide will instead pay Death Benefit Proceeds equal to 10% of: the Long-Term Care Specified Amount minus any Indebtedness.

Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period of 10 years and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.

Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.

State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.

The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of nontaxable investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest the policy owner pays on a loan from a policy will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.

Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from life insurance policies as well as gain from its sale or surrender.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule are not available to a life insurance policy transferred in a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements surrounding the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these new reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.

Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and investment in the contract as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Chronic Illness
The chronic illness rider issued with this policy is intended to qualify under Internal Revenue Code section 101(g)(1) that allows for the tax-free acceleration of a death benefit due to the insured being certified as chronically ill. The rider is not intended to be a qualified long-term care contract under Section 7702B of the Code. The amount of the benefit paid under this chronic illness rider will be tax free up to the same HIPAA per diem limitation established by the Code that applies to a qualified long-term care insurance contract. Any benefit paid in excess of the HIPAA pe diem limitation will be included in the policy owner's gross income. Also, the HIPAA per diem limitation is modified where multiple policies with different owners on the same insured accelerate the death benefit on account of chronic illness whether under a chronic illness rider or a qualified long-term care insurance contract. See Accelerated Death Benefits: Long Term Care. Moreover, the benefit paid may not be tax free where a policy is owned in a business context. Specifically, benefits paid will not be tax free where the policy owner who is not the insured has an insurable interest in the insured because the insured is a director, officer, or employee of the policy owner or because the insured is financially interested in any trade or business carried on by the policy owner. The payment of benefits under the chronic illness rider will be reported on a Form 1099-LTC.
This discussion is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.

Critical Illness
The critical illness rider issued with this policy will pay an accelerated death benefit if the insured is diagnosed with an illness that is covered under this rider such as a heart attack, stroke, etc. Generally, benefits paid under a critical illness rider may be taxable depending on whether the cost paid for a rider are tax deductible to the policyowner. Where the cost is not deductible from the policyholder's taxable income, then the benefits paid are generally tax free. Nationwide expects the benefits paid under the rider will generally be excludible from gross income under Internal Revenue Code section 104(a)(3). However, the benefits may not qualify for this exclusion with certain third-party ownership arrangements.
This discussion is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The long-term care rider issued with this policy will be either a rider that pays a long-term care benefit that is limited to the HIPAA per diem amount or a rider that allows payment of a long-term care benefit that may exceed the HIPAA per diem amount. Under either rider, the amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. If multiple indemnity contracts are owned on a single insured, then the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase to the HIPAA per diem. Therefore, it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.

However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Appendix A: Underlying Mutual Funds Available Under the Policy
The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/GetContract1.asp?clientid=nwvpx&fundid=63866K528.This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to IASVCTR@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
International Stocks	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in policies issued before May 1, 2020 Investment Adviser: AllianceBernstein L.P.	1.15%	(0.71)%	1.08%	2.29%
International Stocks	American Funds Insurance Series® - New World Fund®: Class 2 Investment Adviser: Capital Research and Management Company	1.01%	20.28%	11.41%	6.40%
Bonds	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock Financial Management, Inc.	0.59%*	7.48%	6.91%	6.62%
Asset Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I Investment Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.73%*	19.10%	8.35%	6.93%
Large Cap Stocks	Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A Investment Adviser: DWS Investment Management Americas, Inc.	0.50%	35.49%	18.37%	16.43%
International Stocks	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Adviser: DWS Investment Management Americas, Inc.	0.68%	6.99%	7.48%	7.17%
Asset Allocation	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class Investment Adviser: Dimensional Fund Advisors LP Designation: FF	0.30%*	9.96%	7.68%	-
Bonds	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors LTD, DFA Australia Limited	0.24%	1.54%	2.15%	2.32%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
International Stocks	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors LTD, DFA Australia Limited	0.57%	7.08%	6.98%	7.23%
International Stocks	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors LTD, DFA Australia Limited	0.45%	(3.68)%	3.55%	3.22%
Short-term Bonds	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors LTD, DFA Australia Limited	0.21%	0.74%	1.28%	0.85%
Large Cap Stocks	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Adviser: Dimensional Fund Advisors LP	0.27%	(2.28)%	7.57%	11.04%
Small Cap Stocks	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Adviser: Dimensional Fund Advisors LP	0.38%	0.20%	5.45%	9.43%
Bonds	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors LTD, DFA Australia Limited	0.15%	10.79%	4.69%	-
Bonds	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares) This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Federated Investment Management Company	0.74%*	7.95%	4.61%	3.97%
International Stocks	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class Investment Adviser: Fidelity Management & Research Company	1.06%	30.49%	13.79%	5.73%
Large Cap Stocks	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class Investment Adviser: Fidelity Management & Research Company	0.71%	29.61%	14.92%	13.89%
Specialty	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	0.92%	(31.28)%	(9.65)%	(4.42)%
Large Cap Stocks	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Adviser: Fidelity Management & Research Company	0.73%	43.24%	20.21%	17.40%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
International Stocks	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class Investment Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.	0.89%	14.31%	7.90%	6.98%
Specialty	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class Investment Adviser: Fidelity Management & Research Company	0.76%	(9.86)%	3.19%	7.83%
Asset Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 Investment Adviser: Franklin Advisers, Inc.	0.46%*	1.60%	6.18%	6.44%
Bonds	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2019 Investment Adviser: Franklin Advisers, Inc.	0.51%*	(3.48)%	0.35%	2.00%
Specialty	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Adviser: Goldman Sachs Asset Management, L.P.	1.27%*	5.59%	2.04%	-
Specialty	Guggenheim Variable Fund - Multi-Hedge Strategies This Sub-Account is only available in policies issued before May 1, 2019 Investment Adviser: Guggenheim Investments	1.87%*	5.22%	1.79%	2.31%
Asset Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.80%*	7.81%	6.79%	6.60%
International Stocks	Invesco Oppenheimer V.I. Global Fund: Series I Investment Adviser: Invesco Advisers, Inc.	0.77%*	25.15%	13.46%	11.88%
International Stocks	Invesco Oppenheimer V.I. International Growth Fund: Series I Investment Adviser: Invesco Advisers, Inc.	1.00%*	19.63%	7.71%	8.27%
Small Cap Stocks	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I Investment Adviser: Invesco Advisers, Inc.	0.80%*	14.59%	10.20%	12.03%
Asset Allocation	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Ivy Investment Management Company Designation: FF	1.05%	13.79%	10.04%	9.62%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Ivy Investment Management Company Designation: FF	0.87%	11.47%	6.85%	6.35%
Asset Allocation	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Ivy Investment Management Company Designation: FF	0.93%	12.75%	8.22%	7.89%
Asset Allocation	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Ivy Investment Management Company Designation: FF	0.96%	13.33%	9.01%	8.64%
Asset Allocation	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II This Sub-Account is only available in policies issued before May 1, 2018 Investment Adviser: Ivy Investment Management Company Designation: FF	0.90%	12.12%	7.59%	7.20%
Mid Cap Stocks	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Service Shares) Investment Adviser: Janus Capital Management LLC	0.97%	15.53%	16.10%	15.16%
Specialty	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares) Investment Adviser: Janus Capital Management LLC	0.99%	49.79%	27.28%	20.19%
Bonds	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Adviser: Lord, Abbett & Co. LLC	0.73%	6.78%	4.24%	4.07%
Specialty	MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class Investment Adviser: Massachusetts Financial Services Company	0.78%	5.86%	10.18%	9.37%
Large Cap Stocks	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Adviser: Massachusetts Financial Services Company	0.73%	3.45%	8.95%	11.29%
International Stocks	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class Investment Adviser: Massachusetts Financial Services Company	0.88%*	13.82%	11.15%	8.10%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Mid Cap Stocks	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Adviser: Massachusetts Financial Services Company	0.81%	3.06%	7.99%	11.10%
Asset Allocation	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II Investment Adviser: Capital Research and Management Company, Nationwide Fund Advisors Designation: MF	0.93%*	10.76%	8.94%	9.64%
Bonds	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: DoubleLine Capital LP	1.00%*	3.38%	-	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	1.02%*	10.54%	8.60%	9.18%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.87%*	8.27%	6.40%	6.43%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.91%*	9.68%	7.69%	7.92%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.78%*	6.95%	4.79%	4.28%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.80%*	4.31%	5.33%	-

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.80%*	5.64%	6.53%	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF	0.89%*	9.09%	7.09%	7.21%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.97%*	10.27%	8.20%	8.46%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.84%*	7.82%	5.94%	5.77%
Bonds	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.38%	7.01%	3.96%	3.40%
Bonds	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Neuberger Berman Investment Advisers LLC	0.64%	8.96%	4.79%	4.03%
Cash	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Federated Investment Management Company	0.44%	0.37%	0.80%	0.40%
International Stocks	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.43%	5.54%	5.85%	5.68%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.73%	11.32%	9.20%	9.67%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.67%	8.61%	6.58%	6.58%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.69%	10.56%	8.20%	8.26%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.67%	6.51%	4.59%	4.23%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.55%*	4.35%	5.49%	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.57%*	5.37%	6.69%	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.68%	9.46%	7.37%	7.46%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.70%	10.96%	8.68%	8.83%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P Investment Adviser: Nationwide Fund Advisors Designation: FF	0.66%	7.95%	5.97%	5.91%
Bonds	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC Designation: FF	0.76%*	7.12%	-	-
International Stocks	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC Designation: FF	0.77%*	13.24%	-	-

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Specialty	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y Investment Adviser: Nationwide Fund Advisors Sub-Adviser: J.P. Morgan Investment Management Inc.	0.43%*	0.74%	-	-
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Mellon Investments Corporation	0.61%*	17.98%	15.04%	14.60%
Mid Cap Stocks	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.40%	9.13%	9.55%	11.04%
Mid Cap Stocks	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC	0.95%*	(2.11)%	5.77%	10.04%
Small Cap Stocks	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.07%*	32.72%	16.18%	14.64%
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.24%*	17.17%	13.72%	13.90%
Short-term Bonds	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC	0.54%	3.09%	2.45%	1.87%
Small Cap Stocks	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.61%*	13.15%	9.79%	10.73%
Specialty	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Adviser: PIMCO	2.16%*	0.88%	0.67%	(5.11)%
Large Cap Stocks	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA Investment Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.57%	6.00%	10.24%	12.31%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
International Stocks	Putnam Variable Trust - Putnam VT International Value Fund: Class IA Investment Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited and The Putnam Advisory Company, LLC	0.92%	2.42%	3.99%	4.56%
Specialty	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Adviser: T. Rowe Price Associates, Inc.	0.94%*	27.34%	13.49%	20.50%
Specialty	VanEck VIP Trust - Global Hard Assets Fund: Initial Class Investment Adviser: Van Eck Associates Corporation	1.15%	18.45%	1.72%	(3.66)%
Specialty	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I Investment Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	0.89%*	(5.89)%	5.46%	9.09%
* Indicates amount reflected includes reimbursements and waivers.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
Extended No-Lapse Guarantee Rider
Only the investment options shown below are available for election while this Rider is In Force:
•	the Fixed Account; and/or
•	the indexed interest options; and/or
any combination of the Sub-Accounts listed below:
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P

Appendix B: State Variations
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
State	State Law Variations
California	• Right to Cancel – 30 day right to examine and cancel. Refund of the cash value in full, without any deductions for any applicable policy fees. Money will be placed in a fixed account or money-market, stock or bond, unless directed otherwise. If invested in a stock or bond, refund will be the policy’s account value, plus any policy fees paid.
Colorado	• Accidental Death Benefit Rider, Children’s Term Insurance Rider, Spousal Life Insurance Rider – Suicide provision is limited to one year.
Delaware	• Extends spousal rights to any party to a civil union.
Florida	• Right to Cancel period is 15 days; Refund the sum of: (a) the difference between the Premiums paid including any Policy fees or other charges and the amount allocated to any Variable Accounts under this Policy, and (b) the value of the amounts allocated to any Variable Account under the Policy.
•  Long-Term Fixed Account Restrictions - We may not refuse additional Premium payments and/or transfers to the Long-Term Fixed Account on a prospective basis at any time.
•  Asset Rebalancing – We may not limit the number of Sub-Accounts and frequencies available for election.
• Florida does not allow restrictions on assignment.
Illinois	• Extends spousal rights to any party to a civil union.
Maryland	• Spousal Life Insurance Rider not available.
New Jersey	• Spousal Life Insurance Rider – Changed title to Spouse/Civil Union and extends spousal rights to any party to a civil union.
North Dakota	• Children’s Term Insurance Rider, Spousal Life Insurance Rider, Accelerated Death Benefit for Terminal Illness Rider, Long-Term Care Rider – Suicide provision is limited to one year.
Oregon	• Joint Owners are not limited to spouses.
Pennsylvania	• Premium Waiver Rider is not available.
Washington	• Extends spousal rights to any party to a civil union.

Appendix C: Indexed Interest Strategies
The available indexed interest strategies are described below. A charge is assessed at the time new Index Segments are created that will reduce the amount allocated or transferred to a capped indexed interest strategy, see Capped Indexed Interest Strategy Charge.
Additionally, the Cash Value will be reduced and no interest will be credited for amounts deducted, transferred, or surrendered from an Index Segment before the Index Segment Maturity Date.
One Year Multi-Index Monthly Average Indexed Interest Strategy
This strategy uses the weighted average monthly value of three reference indexes, excluding dividends, to calculate Index Segment interest: the S&P 500®; the Dow Jones Industrial Average; and the NASDAQ-100®. The value for each reference index is tracked from month-to-month over an Index Segment's 12 month term. On an Index Segment Maturity Date, the monthly values for each reference index are averaged to determine the reference indexes' respective monthly average performance rates. The reference index performance rates are then weighted, with the top-performing reference index weighted 50%, the second best 30%, and the third best 20%. The participation rate, cap rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 3.00% - cap rate, and 1.00% - floor rate.
The monthly average method can increase the likelihood that an Index Segment will receive at least some interest, particularly when the reference indexes experience volatility during an Index Segment's term. However, the result may or may not be favorable.
The two step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rates = (A ÷ B ÷ C) – D, where:
A	is the sum of a reference index's monthly values for each month of the Index Segment's 12 month term;
B	is the length of the Index Segment's term, 12 months;
C	is the reference index's value at the beginning of the Index Segment’s term; and
D	is 1.
Step 2: The respective reference index performance rates are used in the following formula to determine the Index Segment's interest rate: Index Segment interest rate = the lesser of: I and, the greater of: J, and (E + F + G) x H where:
E	is 50% x the greatest reference index performance rate;
F	is 30% x the second greatest reference index performance rate;
G	is 20% x the third greatest reference index performance rate;
H	is the participation rate in effect for the Index Segment;
I	is the cap rate in effect for the Index Segment; and
J	is the floor rate in effect for the Index Segment.
The examples on the following pages demonstrate how interest is calculated for the One Year Multi-Index Monthly Average Indexed Interest Strategy. The examples are for illustrative purposes only.

Example 1: Reference Index Performance Rate is greater than the cap rate
Step 1: Calculate Reference Index Performance Rates
Index A: 2278.86 ÷ 2131.33 – 1 =0.0692 = 6.92%
Index B: 11073.32 ÷ 10709.90 – 1 = 0.0339 = 3.39%
Index C: 1269.50 ÷ 1221.34 – 1 = 0.0394 = 3.94%
Step 2: Determine Index Segment interest rate
The reference index performance rates are weighted and added together:
E = 6.92% x 50% = 3.46%
F = 3.94% x 30% = 1.18%
G = 3.39% x 20% = 0.68%
E + F + G = 5.32%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 3%, since 5.32% x 100% = 5.32%, which is greater than 1% but more than 3%.
	Reference Index Values – Example 1
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2187.21	10811.60	1238.02
Month 2	2227.01	11006.88	1260.22
Month 3	2364.06	10703.08	1302.35
Month 4	2263.90	11317.54	1257.26
Month 5	2352.82	12004.13	1351.06
Month 6	2588.09	11342.89	1380.90
Month 7	2362.55	11144.06	1311.46
Month 8	2215.51	10883.49	1267.03
Month 9	2176.53	11102.01	1214.62
Month 10	2219.34	11368.24	1231.86
Month 11	2234.46	10707.68	1286.33
Month 12	2154.78	10488.24	1132.89
Monthly Average Value (A÷B)	2278.86	11073.32	1269.50
Reference Index Performance Rate	6.92%	3.39%	3.94%

Example 2: Reference Index Performance Rate is between the cap and floor rates
Step 1: Calculate Reference Index Performance Rates:
Index A: 2198.89 ÷ 2131.33 – 1 = 0.0317 = 3.17%
Index B: 10924.27 ÷ 10709.90 – 1 = 0.0200 = 2.00%
Index C: 1228.16 ÷ 1221.34 – 1 = 0.0056 = 0.56%
Step 2: Determine Index Segment interest rate. The reference index performance rates are weighted and added together:
E = 3.17% x 50% = 1.58%
F = 2.00% x 30% = 0.60%
G = 0.56% x 20% = 0.11%
E + F + G = 2.30%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 2.30%, since 2.30% * 100% = 2.30%, which is greater than 1% but less than 3%.
	Reference Index Values – Example 2
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2111.90	10495.30	1185.49
Month 2	2146.28	10648.77	1195.43
Month 3	2122.75	10507.90	1193.81
Month 4	2151.95	10713.47	1211.59
Month 5	2178.14	10892.18	1227.26
Month 6	2202.11	10992.32	1233.72
Month 7	2238.84	11074.46	1254.57
Month 8	2282.31	11083.76	1265.63
Month 9	2209.50	10905.82	1221.11
Month 10	2216.78	11058.97	1239.17
Month 11	2249.03	11257.81	1250.82
Month 12	2277.12	11460.47	1259.35
Monthly Average Value (A÷B)	2198.89	10924.27	1228.16
Reference Index Performance Rate	3.17%	2.00%	0.56%

Example 3: Reference Index Performance Rate is less than the floor rate
First, the One-Year Monthly Average Indexed Interest Strategy tracks the reference indexes’ values each month and then averages them for the 12 month Index Segment term.
Step 1: Calculate Reference Index Performance Rates
Index A: 2147.34 ÷ 2131.33 – 1 =0.0075 = 0.75%
Index B: 10589.73 ÷ 10709.90 – 1 =-0.112 = -1.12%
Index C: 1171.63 ÷ 1221.34 – 1 = -0.0407 = -4.07%
Step 2: Determine Index Segment interest rate
The reference index performance rates are weighted and added together:
E = 0.75% x 50% = 0.38%
F = -1.12% x 30% = -0.34%
G = -4.07% x 20% = -0.81%
E + F + G = -0.77%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 1.00%, since -0.77% * 100% = -0.77%, which is less than 1%.
	Reference Index Values – Example 3
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2088.43	10564.18	1181.07
Month 2	2117.44	10703.71	1191.64
Month 3	2085.68	10564.49	1167.54
Month 4	2117.42	10423.29	1122.68
Month 5	2132.62	10627.09	1130.74
Month 6	2146.56	10672.57	1150.77
Month 7	2148.17	10732.57	1173.54
Month 8	2183.15	10819.64	1178.15
Month 9	2155.41	10876.41	1195.83
Month 10	2190.81	10506.11	1195.52
Month 11	2194.98	10220.01	1175.52
Month 12	2207.44	10366.71	1196.60
Monthly Average Value (A÷B)	2147.34	10589.73	1171.63
Reference Index Performance Rate	0.75%	-1.12%	-4.07%

One Year S&P 500® Point-to-Point Indexed Interest Strategy
This strategy uses the change in value of one reference index, excluding dividends to calculate Index Segment interest, the S&P 500®. The change in value of the reference index is tracked from the beginning to the end of an Index Segment's 12 month term. The ending value is subtracted from the beginning value to determine the reference index performance rate. The participation rate, cap rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 3.00% - cap rate, and 1.00% - floor rate.
The point-to-point method can potentially result in higher interest credited, particularly when the reference index experiences stable growth during an Index Segment’s term. However, the result may or may not be favorable.
The two-step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rate = (A ÷ B) - C where:
A	is the reference index value at the end of the Index Segment term;
B	is the reference index value at the beginning of the Index Segment term; and
C	is 1.
Step 2: The reference index performance rate is used in the following formula to determine the Index Segment interest rate to be applied to the Index Segment value remaining after deductions:
Index Segment interest rate = the greater of G and, the lesser of: F, and D x E, where:
D	is the reference index performance rate;
E	is the participation rate;
F	is the cap rate; and
G	is the floor rate.
The examples on the following pages demonstrate how interest is calculated for the One Year S&P 500® Point-to-Point Indexed Interest Strategy. The examples are for illustrative purposes only.

Example 1: Reference Index Performance Rate is greater than the cap rate
Step 1:
A = 2350.70
B = 1775.32
C = 1
Index Performance Rate = 2350.70 ÷ 1775.32 – 1 = 32.41%
Applying the guaranteed minimum participation, cap, and floor rates.
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 3%, since 32.41% x 100% = 32.41% which is greater than 1.0% but more than 3.0%.
Example 2: Reference Index Performance Rate is between the cap and floor rates
Step 1:
A = 1819.20
B = 1775.32
C = 1
Index Performance Rate = 1819.20 ÷ 1775.32 – 1 = 2.47%
Applying the guaranteed minimum participation, cap, and floor rates.
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 2.47%, since 2.47%% x 100% = 2.47% which is greater than 1.0% but less than 3.0%.
Example 3: Reference Index Performance Rate is less than the floor rate
Step 1:
A = 1740.88
B = 1775.32
C = 1
Index Performance Rate = 1740.88 ÷ 1775.32 – 1 = -1.94%
Applying the guaranteed minimum participation, cap, and floor rates.
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 1.0%, since -1.94% x 100% = -1.94% which is less than 1.0%.
	Reference Index Value
	Example 1	Example 2	Example 3
Sweep Date	1775.32	1775.32	1775.32
Index Segment Maturity Date	2350.70	1819.20	1740.88
Reference Index Performance Rate	32.41%	2.47%	-1.94%

One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy
This strategy uses the change in value of one reference index, excluding dividends, to calculate Index Segment interest, the S&P 500®. The change in value of the reference index is tracked from the beginning to the end of an Index Segment's 12 month term. The ending value is subtracted from the beginning value to determine the reference index performance rate. The participation rate, spread rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 0.25% - floor rate, and the maximum spread rate is 20.00%.
The uncapped point-to-point method can potentially result in higher interest credited, particularly when the reference index experiences a high rate of growth during an Index Segment’s term. However, the result may or may not be favorable.
The two-step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rate = (A ÷ B) - C where:
A = is the reference index value at the end of the Index Segment term;
B = is the reference index value at the beginning of the Index Segment term; and
C = is 1.
Step 2: The reference index performance rate is used in the following formula to determine the Index Segment interest rate to be applied to the Index Segment value remaining after deductions:
Index Segment interest rate = the greater of F, or (D x E) - G, where:
D = is the reference index performance rate;
E = is the participation rate;
F = is the floor rate; and
G = is the spread rate.
The examples on the following pages demonstrate how interest is calculated for the Uncapped One Year S&P 500® Point-to-Point Indexed Interest Strategy. The examples are for illustrative purposes only.

Example 1: Reference Index Performance Rate after application of the spread rate is greater than the floor rate
Step 1:
A = 2350.70
B= 1775.32
C = 1
Index Performance Rate = 2350.70 ÷ 1775.32 - 1 = 32.41%
Applying the guaranteed minimum participation and floor rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 12.41%, since 32.41% x 100% = 32.41% - 20% = 12.41%, which is greater than the floor rate of 0.25%.
Example 2: Reference Index Performance Rate after application of the spread rate is less than the floor rate
Step 1:
A = 1819.20
B= 1775.32
C = 1
Index Performance Rate = 1819.20 ÷ 1775.32 - 1 = 2.47%
Applying the guaranteed minimum participation and floor rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 0.25%, since 2.47% x 100% = 2.47% - 20% = -17.53%, which is less than the floor rate of 0.25%.
Example 3: Reference Index Performance Rate after application of the spread rate is less than the floor rate
Step 1:
A = 1740.88
B = 1775.32
C = 1
Index Performance Rate = 1740.88 ÷ 1775.32 – 1 = -1.94%
Applying the guaranteed minimum participation and floor rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 0.25%, since -1.94% x 100% = -1.94% - 20% = -21.94%, which is less than the floor rate of 0.25%.
	Reference Index Value
	Example 1	Example 2	Example 3
Sweep Date	1775.32	1775.32	1775.32
Index Segment Maturity Date	2350.70	1819.20	1740.88
Reference Index Performance Rate	32.41%	2.47%	-1.94%

The "S&P 500" and the Dow Jones Industrial Average are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by Nationwide. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC ("S&P"); DJIA®, The Dow®, Dow Jones® and Dow Jones Industrial Average are trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Nationwide. Nationwide products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of Nationwide’s products or any member of the public regarding the advisability of investing in securities generally or in Nationwide’s products particularly or the ability of the Dow Jones Industrial Average or the S&P 500 to track general market performance. S&P Dow Jones Indices’ only relationship to Nationwide with respect to the Dow Jones Industrial Average and the S&P 500 is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Dow Jones Industrial Average and the S&P 500 are determined, composed and calculated by S&P Dow Jones Indices without regard to Nationwide’s products. S&P Dow Jones Indices have no obligation to take the needs of Nationwide or the owners of Nationwide’s products into consideration in determining, composing or calculating the Dow Jones Industrial Average or the S&P 500. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Nationwide’s products or the timing of the issuance or sale of Nationwide’s products or in the determination or calculation of the equation by which Nationwide’s products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Nationwide’s products. There is no assurance that investment products based on the Dow Jones Industrial Average and/or the S&P 500 will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Nationwide’s products currently being issued by Nationwide, but which may be similar to and competitive with Nationwide’s products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Dow Jones Industrial Average and/or the S&P 500.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE, THE S&P 500 OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY NATIONWIDE, OWNERS OF NATIONWIDE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE, THE S&P 500 OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND NATIONWIDE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Policy is not sponsored, endorsed, sold or promoted by The NASDAQ, Inc. or its affiliates (NASDAQ, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Policy. The Corporations make no representation or warranty, express or implied to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly, or the ability of the Nasdaq-100 Index to track general stock market performance. The Corporations' only relationship to Nationwide ("Licensee") is in the licensing of the NASDAQ, NASDAQ-100 Index registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Policy. NASDAQ has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the NASDAQ-100 Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Policy to be issued or in the determination or calculation of the equation by which the Policy is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Policy.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF POSSIBILITY OF SUCH DAMAGES.

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the policy, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and incorporated by reference into this prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C____________

Nationwide® Variable Universal Life Protector
Nationwide® Variable Universal Life Protector – Series H
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Premium Variable, Fixed and Index-Linked Universal Life Insurance Policy
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Variable, Fixed and Index-Linked Universal Life Insurance Policy offered by Nationwide Life and Annuity Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2021 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.

General Information and History
Nationwide VL Separate Account-G (the "Variable Account") is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, except New York. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Nationwide VL Separate Account-G
Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum (145% of Premiums paid during the first two Policy Years up to the Commissionable Target Premium, plus 6% of any Premium paid in excess of the Commissionable Target Premium during the first two Policy Years, and 5% of Premium paid after the second Policy Year). Commission may also be paid on a levelized basis. If a levelized commission is paid, it will not exceed 75% of first year Premium and 25% of renewal Premium after the first year. Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
2

Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 3.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the percent of premium charge and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
[To be filed by subsequent Post-Effective Amendment]
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VL Separate Account-G. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners’ Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
3

Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
4

Financial Statements
[To be filed by subsequent Post-Effective Amendment.]
5

PART C. OTHER INFORMATION
Item 30. Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-121878) on January 6, 2005, as document "exhibita.txt," and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
d)	Contract – Filed previously with pre-effective amendment number 1 of registration statement (333-215169) on April 10, 2017. New forms to be filed by subsequent post-effective amendment.
e)	Applications – Filed previously with pre-effective amendment number 1 of registration statement (333-215169) on April 10, 2017. New forms to be filed by subsequent post-effective amendment.
f)	Depositor’s Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010, as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010, as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164123) on January 4, 2010, as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Contracts –
(1)	Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, previously filed on April 13, 2011, with registration statement (333-156020), as Exhibit (g)(3) and hereby incorporated by reference.
(2)	Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company Atlanta, Georgia, dated January 19, 2005, previously filed on April 12, 2012 with registration statement (333-146073), as Exhibit (g)(2) and hereby incorporated by reference.
(3)	Automatic/Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, previously filed on April 12, 2011, with registration statement (333-149295), as Exhibit (g)(1) and hereby incorporated by reference.

(4)	Automatic and Facultative Yearly Renewable Term Reinsurance Agreement with General & Cologne Life Re of America dated October 21, 2003, previously filed on April 12, 2011, with registration statement (333-149295), as Exhibit (g)(3) and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
7)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
9)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm

10)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
14)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
15)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
16)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
17)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
18)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm

20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
22)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
23)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
24)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
25)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
26)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
27)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
28)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
29)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
30)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm

31)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
32)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
7)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
8)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
9)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm

10)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
11)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
13)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
14)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
15)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
16)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
17)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
18)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
19)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
20)	Administrative Service Agreement with M Fund, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundasa99i8.htm
21)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm

22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
23)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
24)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
25)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
26)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
27)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
28)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
29)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
30)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
31)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
32)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm

33)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
34)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
35)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
36)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with registration statement (333-215169) on December 19, 2016.
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent post-effective amendment.
o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption– Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and hereby incorporated by reference.
r)	Form of Initial Summary Prospectus – Attached hereto.
(99)	Power of Attorney – Attached hereto.
Item 31. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing Management- Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources - NF	Mia S. Hairston

Senior Vice President – Chief Investment Officer	Joel L. Coleman
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President – Finance and Strategy Legal and Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President – External Affairs	Steven M. English
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President – Business/Corporate Solutions	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 32. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 33. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7

Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 35. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 36. Management Services
Not Applicable
Item 37. Fee Representation
Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on February 22, 2021.
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on February 22, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact